Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CHOP
Entity Registrant Name	China Gerui Advanced Materials Group Ltd
Entity Central Index Key	0001449801
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	59,561,899

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 228,861,009	$ 246,600,917
Certificates of deposit	16,372,128
Restricted cash	145,413,726	118,130,253
Accounts receivable, net	2,276,153	6,382,630
Notes receivable	433,379	568,328
Inventories	22,762,545	24,463,142
Prepaid purchases	76,268,597	45,805,423
Prepaid expenses	382,569	385,131
Other receivables	2,270,073	2,850,601
Total current assets	495,040,179	445,186,425
Non-current assets
Property, plant and equipment, net	134,110,657	122,695,246
Land use right, net	13,625,738	13,807,056
Deposit on acquisition of future land use right		12,710,719
Deposit on acquisition of business	24,076,660
Deposit on acquisition of property, plant and equipment	266,312
Other receivable	3,039,835	3,499,083
Certificates of deposit	3,210,221	3,177,679
Total non-current assets	178,329,423	155,889,783
Total assets	673,369,602	601,076,208
Current Liabilities
Accounts payable	2,279,246	8,074,432
Notes payable	259,546,395	204,880,916
Term loans	57,462,962	44,169,751
Land use right payable	1,419,314	1,404,926
Income tax payable	5,140,306	5,458,482
Customers deposits	11,635,999	23,383,849
Accrued liabilities and other payables	5,818,060	15,276,016
Total current liabilities	343,302,282	302,648,372
Total liabilities	343,302,282	302,648,372
Stockholders' equity
Common stock, 100,000,000 shares authorized with no par value; 59,823,730 and 59,433,828 shares issued, 59,561,899 and 58,256,930 shares outstanding as of December 31, 2012 and December 31, 2011, respectively	140,418,118	140,418,118
Additional paid-in capital	4,978,698	6,930,944
Treasury stock, at cost, 261,831 and 1,176,898 shares, as of December 31, 2012 and December 31, 2011, respectively	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated comprehensive income	21,808,521	18,452,560
Total stockholders' equity	330,067,320	298,427,836
Total liabilities and stockholders' equity	$ 673,369,602	$ 601,076,208

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2009
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, no par value
Common stock, shares issued	59,823,730	59,433,828	29,999,999
Common stock, shares outstanding	59,561,899	58,256,930	30,000,000
Treasury stock, shares	261,831	1,176,898

CONSOLIDATED STATEMENTS OF INCOME (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 63,889,524	$ 56,123,028	$ 76,783,963	$ 68,689,567	$ 265,486,082	$ 341,778,295	$ 253,866,337
Cost of revenue	(57,037,147)	(47,331,341)	(56,975,825)	(47,196,745)	(208,541,058)	(240,199,678)	(177,869,648)
Gross Profit	6,852,377	8,791,687	19,808,138	21,492,822	56,945,024	101,578,617	75,996,689
Operating expenses:
General and administrative expenses	(5,738,929)	(2,548,672)	(2,511,170)	(2,369,361)	(13,168,132)	(10,707,418)	(7,795,722)
Selling and marketing expenses	(457,768)	(374,818)	(506,711)	(107,086)	(1,446,383)	(1,634,232)	(1,251,091)
Warrant compensation expenses						(5,700,000)
Total operating expenses	(6,196,697)	(2,923,490)	(3,017,881)	(2,476,447)	(14,614,515)	(18,041,650)	(9,046,813)
Operating income	655,680	5,868,197	16,790,257	19,016,375	42,330,509	83,536,967	66,949,876
Other income and (expense):
Interest income	1,092,002	1,233,910	624,578	626,251	3,576,741	1,913,091	1,087,178
Interest expenses	(2,063,684)	(3,105,412)	(2,028,459)	(1,030,917)	(8,228,472)	(6,470,126)	(5,286,727)
Sundry income	146,525	21,310	24,911	158,737	351,483	602,247	270,240
Income before income taxes	(169,477)	4,018,005	15,411,287	18,770,446	38,030,261	79,582,179	63,020,567
Income tax expense	(364,906)	(1,636,419)	(5,136,010)	(4,759,838)	(11,897,173)	(21,961,627)	(15,937,143)
Net income	$ (534,383)	$ 2,381,586	$ 10,275,277	$ 14,010,608	$ 26,133,088	$ 57,620,552	$ 47,083,424
Earnings per share
- Basic	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.07
- Diluted	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.01
Weighted average common shares outstanding
- Basic	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	43,891,670
- Diluted	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	46,655,721

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 26,133,088	$ 57,620,552	$ 47,083,424
Other comprehensive income
Foreign currency translation gain	3,355,961	11,038,151	5,003,108
Total comprehensive income	$ 29,489,049	$ 68,658,703	$ 52,086,532

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock, with no Par Value [Member]	Treasury Stock, at cost [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2009	$ 87,042,857	$ 45,261,630		$ 6,930,944	$ 2,411,301	$ 32,438,982
Balance, shares at Dec. 31, 2009		40,692,323
Net income	47,083,424					47,083,424
Foreign currency translation gain	5,003,108				5,003,108
Shares issued for warrant conversion	10,714,795	10,714,795
Shares issued for warrant conversion, shares		2,142,959
Shares issued	17,967,818	17,967,818
Shares issued, shares		3,303,771
Balance at Dec. 31, 2010	167,812,002	73,944,243		6,930,944	7,414,409	79,522,406
Balance, shares at Dec. 31, 2010		46,139,053
Net income	57,620,552					57,620,552
Foreign currency translation gain	11,038,151				11,038,151
Shares issued for warrant conversion	66,473,875	66,473,875
Shares issued for warrant conversion, shares		13,294,775
Purchase of treasury stock	(4,516,744)		(4,516,744)
Purchase of treasury stock, shares	(117,898)		(1,176,898)
Balance at Dec. 31, 2011	298,427,836	140,418,118	(4,516,744)	6,930,944	18,452,560	137,142,958
Balance, shares at Dec. 31, 2011		59,433,828	(1,176,898)
Net income	26,133,088					26,133,088
Foreign currency translation gain	3,355,961				3,355,961
Purchase of treasury stock	(1,554,674)		(1,554,674)
Purchase of treasury stock, shares	(795,031)		(795,031)
Retirement of treasury stock			5,657,355	(5,657,355)
Retirement of treasury stock, shares		(1,710,098)	1,710,098
Grant of restricted common shares		2,100,000
Share-based compensation	3,705,109			3,705,109
Balance at Dec. 31, 2012	$ 330,067,320	$ 140,418,118	$ (414,063)	$ 4,978,698	$ 21,808,521	$ 163,276,046
Balance, shares at Dec. 31, 2012		59,823,730	(261,831)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010 Private Placement [Member]
Issuance of shares, expenses	$ 863,676

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 26,133,088	$ 57,620,552	$ 47,083,424
Adjustments to reconcile net income to net cash (used in) / provided by operating activities:
Depreciation of property, plant and equipment	10,899,049	7,994,638	3,149,314
(Gain)/Loss on disposal of property, plant and equipment	(56,107)	12,726
Amortization of land use right	330,244	322,638	259,438
Stock-based compensation	3,705,109
Warrant compensation expense		5,700,000
Changes in assets and liabilities:
Accounts receivable, net	4,126,206	(2,046,819)	721,098
Notes receivable, net	139,228	(554,789)
Inventories	1,929,773	(16,712,453)	(1,043,397)
Prepaid expenses	6,435	621,611	(914,841)
Prepaid purchases	(29,666,016)	(16,284,440)	(11,361,129)
Other receivable	(142,305)	(697,676)	224,051
Accounts payable	(5,813,580)	5,168,689	(4,967,264)
Income tax payable	(369,983)	1,078,582	334,361
Customers deposit	(11,856,194)	12,911,217	1,539,833
Accrued liabilities and other payables	(1,466,919)	1,113,651	1,452,762
Net cash (used in) / provided by operating activities	(2,101,972)	56,248,127	36,477,650
Cash flows from investing activities:
Cash paid for property, plant and equipment	(30,561,916)	(29,816,858)	(65,063,864)
Proceeds from disposal of property, plant and equipment	59,517	9,655
Payment of purchases of land use right		(9,073,284)	(1,903,656)
Payment of acquisition of future land use right		(10,213,261)	(2,093,071)
Cash deposit - potential business initiative program - related party		(5,000,000)
Cash deposit refunded - related party		5,000,000
Advance to unrelated third parties	(4,017,304)	(3,415,724)
Advance from unrelated third party	1,587,554
Repayment of advance to unrelated third parties	5,252,326
Deposit payment to investing business	(11,112,875)
Investment in certificates of deposit	(16,193,047)	(3,101,978)
Changes in restricted cash	(25,788,547)	(47,212,098)	(29,032,134)
Changes in prepaid machinery deposits			13,973,966
Net cash used in investing activities	(80,774,292)	(102,823,548)	(84,118,759)
Cash flows from financing activities:
Repayment of term loans	(50,484,204)	(45,831,718)	(45,984,848)
Proceeds from term loans	63,184,632	43,815,432	56,093,042
Proceeds from notes payable, net	51,992,380	111,733,230	45,213,650
Proceeds received from common stock issued and warrant conversion, net			28,682,613
Proceeds received from exercise of warrants		66,473,875
Warrant compensation expense		(5,700,000)
Purchase of treasury stock	(1,554,674)	(4,516,744)
Net cash provided by financing activities	63,138,134	165,974,075	84,004,457
Net (decrease) / increase in cash	(19,738,130)	119,398,654	36,363,348
Effect on change of exchange rates	1,998,222	7,724,965	3,506,581
Cash as of January 1	246,600,917	119,477,298	79,607,369
Cash as of December 31	228,861,009	246,600,917	119,477,298
Cash paid during the year for:
Interest paid	8,322,263	6,254,304	3,927,906
Income tax paid	$ 12,267,157	$ 20,883,046	$ 15,738,892

DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS AND ORGANIZATION [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

China Gerui Advanced Materials Group Limited ("the Company" or "China Gerui") holdings are comprised of Wealth Rainbow, also a holding company and Henan Green, an operating company and a leading China-based specialty precision cold-rolled steel producer. Through its investment in these entities, the Company manufactures and sells specialty, high-end, high precision, ultra thin, high strength, cold-rolled, narrow and wide strip steel products that are characterized by stringent performance and specification requirements that mandate a high degree of manufacturing and engineering expertise, and are extensively used in the manufacturing industry throughout mainland China. The Company's products are not standardized commodity products, but are tailored to customers' requirements and then incorporated into products they and end-users make for various applications. The Company sells its products to its customers in the People's Republic of China (PRC) and to a limited extent to customers outside the PRC in a diverse range of industries, including the food packaging, telecommunication, electrical appliance, and construction materials industries.

The consolidated financial statements include the financial statements of China Gerui and its subsidiaries (together referred to as the "Group"). The Company owns 100% equity interests directly and indirectly, in two subsidiaries, namely Wealth Rainbow and Henan Green. The organization chart of the Group is as follows:

Details of the Company's subsidiaries which are included in these consolidated financial statements are as follows:

Percentage of
	Place and date of	ownership
Subsidiaries' names	incorporation	by the Company	Principal activities

Wealth Rainbow Development Limited "Wealth Rainbow"	Hong Kong, People's Republic of China ("PRC") March 1, 2007	100%	Intermediate holding company

Henan Green Complex Materials Co., Ltd. "Henan Green"	PRC December 31, 2000	100% (through Wealth Rainbow)	Operating entity

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP). The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Group to make a number of estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, realizable values for inventories. Actual results could differ from those estimates.

The consolidated financial statements include all accounts of the Company and its wholly-owned subsidiaries. All material inter-company balances and transactions have been eliminated.

(b)     Foreign currency translation

The Group uses United States dollars ("U.S. Dollar" or "US$" or "$") for financial reporting purposes. The Company maintains its books and records in its respective functional currency, Chinese Renminbi ("RMB") and Hong Kong dollars ("HK$"), being the lawful currency in the PRC and Hong Kong, respectively. Assets and liabilities of the subsidiaries are translated from RMB or HK$ into U.S. Dollars using the applicable exchange rates prevailing at the balance sheet date. Items on the statements of income and comprehensive income and cash flows are translated at average exchange rates during the reporting period. Equity accounts are translated at historical rates. Adjustments resulting from the translation of the Company's financial statements are recorded as accumulated other comprehensive income included in the stockholders' equity section of the balance sheets. The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2012	2011	2010
Balance sheet items, except for equity accounts	RMB6.2301=$1	RMB6.2939=$1	RMB6.6000=$1
	HK$7.7507=$1	HK$7.7663=$1	HK$7.7810=$1

	For the years ended
	2012	2011	2010
Items in statements of income and cash flows	RMB6.2990=$1	RMB6.4475=$1	RMB6.7604=$1
	HK$7.7556=$1	HK$7.7793=$1	HK$7.7700=$1

(c)	Cash

Cash represents cash in banks and cash on hand.

The Group considers all highly liquid investments with original maturities of three months or less to be cash. The Group maintains bank accounts in HKSAR and Mainland China, PRC and the United States.

(d)	Accounts receivable

Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts sales returns and trade discounts. The allowance for doubtful accounts is the Group's best estimate of the amount of probable credit losses in the Group's existing accounts receivable. Management determines the allowance based on historical write-off experience, customer specific facts and economic conditions. The Group has historically been able to collect all of its receivable balances, and accordingly, 10% allowance has been provided for specific doubtful accounts.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure to its customers.

(e)	Notes receivable

As of December 31, 2012, the Company received $433,379 in notes receivable in full payment of outstanding accounts receivable. The notes mature in 6 months. All notes are non-interest bearing. In management's opinion, the remaining balance is fully collectible.

(f)	Inventories

Inventories are stated at the lower of cost or market and consist primarily of flat rolled steel. Cost is determined using the weighted average cost method. In the case of work in process and finished goods, such costs comprise of direct materials, direct labor and an appropriate proportion of overheads.

(g)	Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to general and administrative expenses as incurred. Depreciation of property, plant and equipment is computed by the straight-line method over the assets estimated useful lives ranging from five to fifty years. Building improvements, if any, are amortized on a straight-line basis over the estimated useful life.

Upon sale or retirement of property, plant and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Construction in progress represents the costs of property, plant and equipment under construction or installation. Depreciation commences when the asset is placed in service. The accumulated costs are reclassified as property, plant and equipment when installation or construction is completed. Government subsidies received reduce the cost of construction.

The estimated useful lives of the assets are as follows:

Estimated Life (years)
Leasehold land improvement	46.5
Buildings	10 - 20
Machinery and equipment	5 - 20
Vehicles	5
Furniture fixtures and office equipment	5

Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred.

(h)	Land use right

Land use right is recorded at cost less accumulated amortization. Land use rights represent the prepayments for the use of the parcels of land in the PRC where the Company's production facilities are located, and are charged to expense over their respective lease periods. According to the laws of the PRC, the government owns all of the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. Land use right is amortized using the straight-line method over the lease term of 43 to 50 years.

(i)	Impairment of long-lived assets

In accordance with FASB ASC Topic 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. If long-lived assets are to be disposed, depreciation is discontinued, if applicable, and the assets are reclassified as held for sale at the lower of their carrying amounts or fair values less costs to sell.

China Gerui has one and only operating entity, i.e., Henan Green, whose sole business is high-end cold-rolled steel processing. The company produces products by utilizing its facilities and equipment at one location in Zhengzhou, Henan Province, China. The company offers chromium-plating as value-add service to its customers but chromium-plating is an integral part of the whole production process of the Company rather than a stand-alone service. As a result, the Group determined that the impairment review is appropriately evaluated at the entity level. Based on the Group's assessment, no impairment was recognized as of December 31, 2012 and 2011.

(j)	Fair value measurements

FASB ASC Topic 820, "Fair Value Measurement and Disclosures" defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group's financial instruments consist principally of cash, accounts receivables, accounts payable, land use right payable, term loans, notes payables and accrued liabilities. None of which are held for trading purposes. Pursuant to ASC 820, the fair value of the Group's cash is determined based on "Level 1" inputs, which consist of quoted prices in active markets for identical assets. The Group believes that the carrying amounts of all of the Group's other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(k)	Revenue recognition

The Group generates revenue primarily from sales of steel mill flat-rolled products.

The Group recognizes its revenue upon the transfer of finished products to customers upon shipment from the Group's facilities. The Group sets the final price for a product based on the management's final measurement of the weight and dimensions of the product and confirmation that the product meets the customer's specifications as agreed in the original customer's order. The Group grants a three-week period for customers to dispute product quality. Based on the Group's assessment and past experiences, the rate of customer disputes are considered immaterial.

In the PRC, value added tax ("VAT") of 17% on the invoice amount is collected with respect to the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the tax authorities.

(l)	Income taxes

The Group accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

The Group adopted FASB ASC Topic 740, "Income Taxes", which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

The Group recognizes interest and penalty related to income tax matters as income tax expense. As of December 31, 2012 and 2011, there was no penalty or interest recognized as income tax expenses.

(m)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, product liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. A determination of the amount of reserves and disclosures required, if any, for these contingencies are made after considerable analysis of each individual issue. The Group accrues for contingent liabilities when an assessment of the risk of loss is probable and can be reasonably estimated. The Group discloses contingent liabilities when the risk of loss is reasonably possible or probable. (See Note 22)

(n)	Share-based compensation expense

The Company accounts for share-based compensation issued to its directors and its officers using the fair value based methodology in accordance with relevant accounting guidance. Compensation cost related to restricted common shares issued to the Company's directors and officers are measured at its estimated fair value at the grant date, and is amortized and expensed over the vesting period on a straight-line basis.

(o)	Earnings per share

Basic earnings per share are computed on the basis of the weighted-average number of shares of our common stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted-average number of shares of our common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury method. As of December 31, 2012, the Company had a total of 144,000 warrants outstanding which were granted to its underwriter during November 2009 in connection with the sale of 4,800,000 ordinary shares. The warrants may be exercised on or after August 9, 2010 and until November 9, 2014. As of December 31, 2012, all such warrants are deemed to be anti-dilutive since their exercise price is higher than the fair value the Company's common stock.

The following table sets forth the computation of basic and diluted net income per common share:

	For the years ended
	2012	2011	2010

Net income	$26,133,088	$57,620,552	$47,083,424

Weighted average outstanding shares of common stock	58,543,076	56,297,652	43,891,670
Dilutive effect of Warrants	-	-	2,584,713
Dilutive effect of Unit Purchase Option granted to underwriters	-	-	179,338

Diluted weighted average outstanding shares	58,543,076	56,297,652	46,655,721

Earnings per common stock:
Basic	$0.45	$1.02	$1.07
Diluted	$0.45	$1.02	$1.01

(p)	Segment information

FASB ASC Topic 280 "Segment reporting" establishes standards for reporting information on operating segments in interim and annual financial statements. The Group has only one segment, all of the Group's operations and customers are in the PRC and all income are derived from the sales of steel mill flat-rolled products. Accordingly, no geographic information is presented.

(q)	Economic and political risks

The Group's operations are conducted in the PRC. Accordingly, the Group's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Group's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances aboard, and rates and methods of taxation, among other things.

(r)	Recently issued accounting standards not yet adopted

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's financial condition, results of operations, or disclosures.

CASH	12 Months Ended
Dec. 31, 2012
CASH [Abstract]
CASH
3.	CASH

Cash represents cash in bank and cash on hand. Cash as of December 31, 2012 and 2011 consists of the following:

	2012	2011

Bank balances and cash (a)	$390,646,863	$364,731,170
Less: Restricted cash (b)	(145,413,726)	(118,130,253)
Less: Certificates of deposit (c )	(16,372,128)	-
	$228,861,009	$246,600,917

Non-current portion
Certificates of deposit (c )	$3,210,221	$3,177,679

(a)	Bank balances and cash

Unrestricted cash as of December 31, 2012 and 2011 was $228,861,009 and $246,600,917, respectively. As of December 31, 2012 and 2011, unrestricted cash of $221,014,759 and $234,778,502 was held respectively, in Renminbi and USD on deposit with banks located in the PRC. Renminbi is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.

(b)	Restricted cash

As of December 31, 2012 and 2011 the Group's cash amounting to $145,413,726 and $118,130,253 respectively, were restricted and deposited in certain banks as security for notes payable to the banks.

(c)	Certificates of deposit

Current portion:

As of December 31, 2012, six of the Certificates of deposit were held in Renminbi on deposit with a bank located in the PRC. The annual interest rate is 2.8% and 3.08%. The Certificates of deposit mature from February, 2013 to May, 2013.

Non-current portion:

As of December 31, 2012, the Certificates of deposit were held in Renminbi on deposit with a bank located in the PRC. The annual interest rate is 5%. The Certificates of deposit matures on December 12, 2014.

As of December 31, 2012, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2012

Hong Kong	$5,917,837	$-	$-	$5,917,837
United States	1,928,413	-	-	1,928,413
The PRC	221,014,759	145,413,726	19,582,349	386,010,834
	$228,861,009	$145,413,726	$19,582,349	$393,857,084

As of December 31, 2011, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2011
Hong Kong	$8,339,234	$-	$-	$8,339,234
United States	3,483,181	-	-	3,483,181
The PRC	234,778,502	118,130,253	3,177,679	356,086,434
	$246,600,917	$118,130,253	$3,177,679	$367,908,849

Maximum exposure to credit risk:

As of December 31, 2012, cash is denominated in the following currencies:

Bank balances and cash	Restricted Cash	Certificates of deposit	2012

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

The Group performs ongoing credit evaluations of its customers' financial conditions. The Group generally encourages its customers to use its products and settle the outstanding balance within credit terms. As of December 31, 2012 and 2011, the provision on accumulated allowance for doubtful accounts was $125,993 and $124,715 respectively.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Raw materials	$7,865,191	$10,967,758
Work-in-process	3,491,181	3,007,200
Finished goods	11,406,173	10,488,184
	$22,762,545	$24,463,142

An impairment provision of $0.48 million has been made in 2012 owing to the decline in steel market price.

PREPAID PURCHASES	12 Months Ended
Dec. 31, 2012
PREPAID PURCHASES [Abstract]
PREPAID PURCHASES
6.	PREPAID PURCHASES
Prepaid purchases represent amounts prepaid to suppliers for the purchases of raw materials and accessories.

OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES
7.	OTHER RECEIVABLES

Other receivables as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Advances to staff	$211,671	$254,229
Loan advanced to unrelated third parties	796,818	2,198,359
Loan advanced to a related company	318,332	-
Standby guarantee fund	530,489	-
Others	412,763	398,013
	$2,270,073	$2,850,601

Non-current portion (a)	$3,039,835	$3,499,083

Other receivables represent advances to staff and petty cash to department staff for daily expenditures. These amounts are interest free and with no fixed repayment terms.

As of December 31, 2012, $318,332 represented loan to a related company, Zhengzhou No. 2 Iron and Steel Company Limited. There was no agreement signed with the related party and no interest income was received.

As of December 31, 2012, $796,818 represented loans to unrelated third parties. There were no agreement signed with the third parties and the funds are non-interest bearing. The directors of the Group believe the outstanding balance is recoverable and that no allowance is considered necessary.

Included in other receivables is $530,489 of fund held by a unrelated third party to provide a standby guarantee for Henan Green to obtain additional bank loans. There was no agreement signed with the third party and no interest income was received.

(a)	As of December 31, 2012 and 2011, $3,039,835 and $3,499,083 respectively, represented fund held by a unrelated third party to provide a standby guarantee for Henan Green to obtain additional bank loans. There was no agreement signed with the third party and the fund is non-interest bearing.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Buildings	$24,976,660	$24,781,774
Leasehold land improvement	22,102	21,878
Machinery and equipment	106,179,264	104,318,990
Vehicles	3,216,660	3,261,984
Office equipment	419,456	387,815
Construction in progress	34,969,529	14,696,770
	169,783,671	147,469,211
Less: Accumulated depreciation	(35,673,014)	(24,773,965)
	$134,110,657	$122,695,246

During the year, none of the Company's plant was transferred to fixed assets from Construction in progress.

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $10,899,049, $7,994,638 and $3,149,314 respectively.

Construction in progress consists of the construction of a plant and production lines on 300 acres of land and the improvement project on the 300,000 tons production lines and plant facilities and the staff quarters project. The total construction in progress as at December 31, 2012 and 2011 was $34,969,529 and $14,696,770 respectively.

		Estimated cost
	Balance at	to complete as of	Estimated time
	2012	December 31, 2013	to complete

Production lines	$15,080,014	$168,536	June, 2013
Plant	6,983,931	6,142,664	April, 2013
Staff quarters	12,905,584	6,484,153	October, 2013
	$34,969,529	$12,795,353

The Company's subsidiary, Henan Green, signed an agreement to construct addition of the new laminated steel production line. The new production line is subject to further testing and technical upgrades until the second quarter of 2013 when official production will be launched. Plant includes the decoration expenses incurred for the new plant and electricity system installation. It is expected to be completed before April 2013. The Company improved the staffs' benefits and constructed a staff quarter for the experience staffs and their family to live, it is estimated to be completed before year-ended.

No depreciation has been provided for construction in progress.

LAND USE RIGHT	12 Months Ended
Dec. 31, 2012
LAND USE RIGHT [Abstract]
LAND USE RIGHT
9.	LAND USE RIGHT

Land use right as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Land use right, net	$13,625,738	$13,807,056

Land use right represents the value of land approved to the Company for industrial production purpose by the local government in Zhengzhou, People's Republic of China. The right will expire between June 30, 2053 to June 30, 2054 for the land with 58.6 acres and 50 acres respectively. Land use right payable for the 58.6 acres as of December 31, 2012 and 2011 was $1,419,314 and $1,404,926 respectively.

The Company acquired the land use right of 58.6 acres in February 2010. Although there is no payment schedule to settle the outstanding amount of $1,419,314 until the Company receives notification from the local government, the Company expects to fully settle the outstanding amount within 12 months.

Land use right is amortized using the straight-line method over the lease term of 43 to 50 years. The amortization expense for the years ended December 31, 2012, 2011 and 2010 were $330,244, $322,638 and $259,438 respectively. The total future amortization is as follows:

December 31,
2013	$333,897
2014	333,897
2015	333,897
2016	333,897
2017	333,897
Over 5 years	11,956,253
$13,625,738

DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT	12 Months Ended
Dec. 31, 2012
DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT [Abstract]
DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT
10.	DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT

Deposit on acquisition of future land use right as of December 31, 2012 and December 31, 2011 amounted to $Nil and $12,710,719 respectively.

The Company's related party, Zhengzhou No. 2 Iron and Steel Company Limited ("Zhengzhou Company") owns a land use right totaling 24.94 acres. The Company's subsidiary, Henan Green, currently leases a part of the land use rights for 6.69 acres from Zhengzhou Company which was the former owner of Henan Green. The Company's existing production lines and warehouses are located on this parcel of land. For operation risk mitigating purposes, the Company has started the process of transferring the title of the land use right for the 24.94 acres from Zhengzhou Company.

On February 26, 2013, Henan Green Complex Materials Co., Ltd. ("Henan Green"), the indirectly wholly owned subsidiary of the Company, entered into an equity/asset transfer agreement ("the "Equity Transfer Agreement") with the Zhengzhou Company pursuant to which Henan Green acquired 100% ownership of Zhengzhou Company. As of December 31, 2012, the deposit on acquisition of future land use right was utilized as the part of the deposit on acquisition of business.

DEPOSIT ON ACQUISITION OF BUSINESS	12 Months Ended
Dec. 31, 2012
DEPOSIT ON ACQUISITION OF BUSINESS [Abstract]
Deposit On Acquisition of Business
11.	DEPOSIT ON ACQUISITION OF BUSINESS

As of December 31, 2012, the Company has made a deposit amounting to $24,076,660 for the acquisition of Zhengzhou Company.

To facilitate Zhengzhou Company's acquisition, Henan Green prepaid $24,076,660 for the deposit on acquisition of business which included to pay $11,235,775 to two companies to settle the loans on behalf of Zhengzhou Company and $12,840,885 for the deposit on acquisition of future land use right as of December 31, 2012. The total consideration to be paid is $42.6 million. The transaction is expected to be consummated during 1st quarter of 2013.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
NOTES PAYABLE
12.	NOTES PAYABLE

Notes payable as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Classified by financial institutions:
China Citic Bank	$35,312,435	$42,580,912
Bank of Zhengzhou	6,420,443	9,533,040
Minsheng Bank of China	19,261,328	24,229,810
Guangdong Development Bank	22,471,549	14,299,560
Shanghai Pudong Development Bank	25,681,771	15,888,400
China Merchants Bank	11,235,775	16,523,936
China Everbright Bank	27,286,881	19,066,080
Bank of Luoyang	43,337,988	24,627,020
Bank of Communications	22,792,572	12,710,720
Bank of Pingdingshan	32,102,213	25,421,438
Bank of Xuchan	2,407,666	-
Commercial bank of Kaifeng	4,815,332	-
Huaxia Bank	1,605,111	-
Ping An Bank	4,815,331	-
	$259,546,395	$204,880,916

Additional information:
Maximum balance outstanding during the year	$309,304,826	$204,880,916
Interest expense	$4,701,767	$3,342,011
Finance charge per contract	0.05%-0.15%	0.05%-0.5%
Weighted average interest rate	0.69%	1.29%

All notes payable are secured by corresponding restricted cash. The range of collateral ranges from 10% to 100% of such notes. When the restricted cash is not sufficient to secure the note, inventories, Henan Green's assets or guarantees by Henan Green's director or other third parties are further requested. As of December 31, 2012 and 2011, the Group's cash of $145,413,726 and $118,130,253 respectively were restricted for such purpose. All the notes payable have terms of six months. Local PRC banks had certain covenants on the Company's subsidiary, Henan Green, which required the Company to notify the banks if the Company was not in compliance. The Company was not in compliance with its financial covenants during 2012. The terms of the Notes prohibit making advances or providing guarantees to other unrelated parties without prior consent of the bank. The bank may call the Notes since the Company was not in compliance with its financial covenants. The Banks have not called the Notes or assessed a penalty on the Company for these violations. The Company does not believe that any penalty will be assessed by the Banks for these covenant violations.

TERM LOANS	12 Months Ended
Dec. 31, 2012
TERM LOANS [Abstract]
TERM LOANS
13.	TERM LOANS

In order to provide working capital for operations, the Group entered into the following short term loan agreements as of December 31, 2012 and 2011:

	2012	2011

Classified by financial institutions:
China Citic Bank	$6,420,443	$3,177,680
China Merchants Bank	9,630,664	7,944,200
Bank of Zhengzhou	7,704,531	7,626,431
Shanghai Pudong Development Bank	16,051,107	11,121,880
Bank of Luoyang	-	9,533,040
Bank of Xuchang	4,815,332	4,766,520
China Everbright Bank	1,605,111	-
Commercial Bank of Kaifeng	3,210,221	-
Ping An Bank	8,025,553	-
	$57,462,962	$44,169,751

Additional information:
Maximum balance outstanding during the year	$62,278,294	$44,884,729
Interest expense	$3,525,936	$2,912,292
Range of interest rate	0.465% - 1.205%	0.347% - 0.868%
Weighted average interest rate	3.29%	3.27%

All term loans are fixed term loans with a period of 12 months or less. Local PRC banks had imposed covenant on the Company's subsidiary, Henan Green. For those loan facilities obtained from banks, all these terms loans are either guaranteed and secured by Henan Green's assets, including its machinery, land use right and inventories, or guaranteed and secured by a related party, Zhengzhou Company's land and plant properties, or guaranteed by Henan Green's director or other third parties. The Company was not in compliance with its financial covenants during 2012. The terms of the bank loans prohibit making advances or providing guarantees to other unrelated parties without prior consent of the bank. The bank may call the loans since the Company was not in compliance with its financial covenants. The Banks have not called the loans or assessed a penalty on the Company for these violations. The Company does not believe that any penalty will be assessed by the Banks for these covenant violations.

A summary of the principal payments for the outstanding term loans during the following fiscal year is as follows:

			Principal payment	Total outstanding
Name of bank	Collateral	Term of loans	due during 2012	loan amount

China Citic Bank	Secured by Henan Green's assets	August 21, 2012 to March 16, 2013	$3,210,221	$3,210,221

China Citic Bank	Secured by Henan Green's assets	December 7, 2012 to July 7, 2013	1,605,111	1,605,111

China Citic Bank	Secured by Henan Green's assets	December 19, 2012 to July 19, 2013	1,605,111	1,605,111

China Merchants Bank	Guaranteed by third party, Mingwang Lu and Yi Lu	August 31, 2012 to August 31, 2013	4,815,332	4,815,332

China Merchants Bank	Guaranteed by third party, Mingwang Lu and Yi Lu	September 10, 2012 to September 10, 2013	4,815,332	4,815,332

Bank of Zhengzhou	Guaranteed by third party	August 31, 2012 to August 31, 2013	4,815,332	4,815,332

Bank of Zhengzhou	Secured by Henan Green's bank deposit	December 12, 2012 to December 12, 2013	2,889,199	2,889,199

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	February 1, 2012 to January 31, 2013	2,247,155	2,247,155

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	February 24, 2012 to February 23, 2013	2,568,177	2,568,177

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	March 16, 2012 to March 15, 2013	1,605,111	1,605,111

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	November 28, 2012 to November 27, 2013	4,815,332	4,815,332

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	November 27, 2012 to November 26, 2013	4,815,332	4,815,332

Ping An Bank	Guaranteed by third party	December 03, 2012 to December 03, 2013	8,025,553	8,025,553

Bank of Xuchang	Guaranteed by third party	April 27, 2012 to April 25, 2013	4,815,332	4,815,332

China Everbright Bank	Guaranteed by third party & Mingwang Lu and Yi Lu	July 20, 2012 to July 19, 2013	1,605,111	1,605,111

Commercial Bank of Kaifeng	Guaranteed by third party & Mingwang Lu	August 23, 2012 to August 22, 2013	3,210,221	3,210,221

			$57,462,962	$57,462,962

ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES
14.	ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables as of December 31, 2012 and 2011 consist of the following:

	2012	2011
Accrued liabilities
Accrued expenses	$3,185,415	$4,019,395
Other tax payables	494,446	656,060
	3,679,861	4,675,455

Other payables
Loan advanced from unrelated third parties	1,685,366	79,442
Other payable for purchasing machinery and equipment	96,307	9,753,549
Temporary receipt for staff quarters	48,205	-
Others	308,321	767,570
	2,138,199	10,600,561
	$5,818,060	$15,276,016

Accrued expenses are mainly represent accrued staff benefits and accrued wages.

Other tax payables represent payables other than income tax which consist of value added tax and city maintenance and construction tax.

As of December 31, 2012 and 2011, $1,685,366 and $79,442 respectively, represented loans advanced from unrelated third parties. There were no agreement signed with the third parties and the loans are non-interest bearing.

Temporary receipt for staff quarters represent contribution of staff quarter installment in purchases of staff quarters by staffs. Management was considering to sell the staff quarters to individuals by changing the usage from industrial use to residential use.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
15.	STOCKHOLDERS' EQUITY

(a)	Restricted ordinary shares

On October 1, 2012, the Compensation Committee of the Board of Directors of the Company approved grants of restricted ordinary shares to certain officers and directors of the Company under the China Gerui Advanced Materials Group Limited 2010 Share Incentive Plan. Except for shares granted to Mr. Meng, the Company's Chief Finance Officer which vested immediately upon granting, all shares granted will be vested on January 3, 2013 subject to the continuous service of the recipient through December 31, 2012 and the other terms and conditions of the grant.

The following grant was made in accordance with the terms of 2010 Share Incentive Plan for the year indicated.

Grant Date	Restricted Shares	Grant Price
October 1, 2012	2,100,000	$1.78

The shares were valued at the closing price of the Company's common stock on grant date.

The compensation expense recognized is based on the market value of the Company's common stock on the date the restricted stock award is granted and is not adjusted in subsequent periods. The amount recognized is amortized over the vesting period. Compensation expense is included in general administration expense in the accompanying consolidated statement of income. The amount of compensation expense recognized is reflected in the table below for the years indicated

	2012	2011

Compensation expense	$3,705,109	$-

A summary of restricted stock activity under the 2010 share incentive plan for the year ended December 31, 2012 is as follows:

	Number of Shares	Weighted Average Grant Price and Fair Value
Non-vested, December 31, 2011	-	-
Shares granted	2,100,000	1.78
Vested shares	(400,000)	1.78
Non-vested, December 31, 2012	1,700,000	1.78

The remaining shares 1,700,000 vested on January 1, 2013.

(b)	Treasury Stock

On April 1, 2011, the Company's Board of Directors approved a board resolution and announced that the Company would repurchase its ordinary shares in the open market up to an aggregate of $10 million. From June to December, 2012 and from May to December, 2011, the Company repurchased 795,031 shares at a cost of $1,554,674 and 1,176,898 shares at a cost of $4,516,744 respectively.

A total of 1,710,098 shares have been cancelled in the fourth quarter of 2012. There was a total 261,831 shares remained as Treasury Stock as of December 31, 2012.

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly Announced Plans or Programs	Amount Paid	Approximately Dollar value of shares that may yet be purchased under the Plans or Programs
					$10,000,000
1 May 2011 - 31 May 2011	309,490	4.5990	309,490	1,423,340	8,576,660
1 June 2011 - 30 June 2011	470,783	3.3070	780,273	1,556,886	7,019,773
1 July 2011 - 31 July 2011	183,070	4.0321	963,343	738,154	6,281,619
1 August 2011 - 31 August 2011	117,280	3.8038	1,080,623	446,107	5,835,512
1 September 2011 - 31 September 2011	42,129	3.6860	1,122,752	155,289	5,680,223
1 December 2011 - 31 December 2011	54,146	3.6877	1,176,898	196,967	5,483,256
1 May 2012 - 31 May 2012	48,238	2.6422	1,225,136	127,455	5,355,801
1 June 2012 - 30 June 2012	197,965	2.2429	1,423,101	444,041	4,911,760
1 August 2012 - 31 August 2012	59,369	1.7733	1,482,470	105,277	4,806,483
1 September 2012 - 30 September 2012	227,628	2.0377	1,710,098	463,838	4,342,645
1 December 2012 - 31 December 2012	261,831	1.5814	1,971,929	414,063	3,928,582
	1,971,929			6,071,418
Less: Retirement of treasury stock	(1,710,098)
	261,831

(c)	Warrants

The Company also granted in connection with its November 2009 public offering the Underwriter Representative (and its designees) a warrant (the "Underwriter Representative Warrant") for the purchase of an aggregate of 144,000 ordinary shares (the "Warrant Shares") for an aggregate purchase price of $100.00. The Underwriter Representative Warrant may be exercised in full or part to purchase Warrant Shares at an initial exercise price of $6.00 per share.

A summary of all warrants outstanding as of December 31, 2012 and 2011 and actions relating thereto during the years then ended is presented below:

	2012	2011

Expected volatility	63.00%	60.00%
Expected term (in years)	1.9	2.9
Risk free rate	0.25%	0.36%

A summary of all warrants outstanding as of December 31, 2012 is presented below:

	Warrants	Exercise Price	Terms

Balance as of December 31, 2010	15,191,108
Exercised	(13,294,775)	5.00	-
Expired	(1,752,333)
Balance as of December 31, 2011	144,000	$6.00	2.9 years
Granted	-
Exercised	-
Expired	-

Outstanding as of December 31, 2012	144,000	$6.00	1.9 years

(d)	Retained Earnings

Retained earnings as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Retained earnings	$151,890,125	$128,896,723
Statutory surplus reserves	11,385,921	8,246,235
	$163,276,046	$137,142,958

In accordance with PRC Company Law, the Group is required to allocate at least 10% profit to the statutory surplus reserve. Appropriation to the statutory surplus reserve by the Group is based on profit arrived under PRC accounting standards for business enterprises for each year.

The profit arrived at must be set off against any accumulated losses sustained by the Group in prior years, before allocation is made to the statutory surplus reserve. Appropriation to the statutory surplus reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory surplus reserve reaches 50% of the registered capital. This statutory surplus reserve is not distributable in the form of cash dividends.

As of December 31, 2012, the Group's subsidiary, Henan Green, allocated $3,139,686 which was the 10% of net profits of the year ended December 31, 2012 to the statutory surplus reserves.

A supplemental information of the movement of statutory surplus reserves and registered capital of Henan Green as of December 31, 2012 and 2011 are as follow:

	Statutory surplus	Registered	Percentage
	reserves	capital	reached

At December 31, 2011	$8,246,235	$83,603,944	10%
Statutory surplus reserves transferred from net profits	3,139,686	-	14%
At December 31, 2012	$11,385,921	$83,603,944

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
16.	INCOME TAXES

All of the Company's income is generated in the PRC.

	For the years ended
	2012	2011	2010

Current income tax expense	$11,897,173	$21,961,627	$15,937,143

The Group's income tax provision in respect of operations in PRC is calculated at the applicable tax rates on the estimated assessable profits for the year based on existing legislation, interpretations and practices in respect thereof. The standard tax rate applicable to the Group changed from 33% to 25%, effective on January 1, 2008.

A reconciliation of the expected income tax expense to the actual income tax expense for the years ended December 31, 2012, 2011 and 2010 are as follows:

	For the years ended
	2012	2011	2010

Income before tax	$38,030,261	$79,582,179	$63,020,567

Expected PRC income tax expense at statutory tax rate of 25%	9,507,565	19,895,544	15,755,141
Income not subject to PRC tax	-	-	56,949
Depreciation allowance over-claimed in 2011	1,127,816	-	-
Non deductible tax expenses	1,261,792	2,066,083	125,053
Actual income tax expense	$11,897,173	$21,961,627	$15,937,143

The PRC tax system is subject to substantial uncertainties and has been subject to recently enacted changes, the interpretation and enforcement of which are also uncertain. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group to substantial PRC taxes in future.

The new PRC income tax law imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China (5% withholding income tax for dividends paid to HK companies). Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign investment enterprises are subject to the withholding tax beginning January 1, 2008. All of the Group's income is generated in the PRC, through Henan Green. The Company considers undistributed earnings of Henan Green as of December 31, 2012, to be permanently reinvested in the PRC. As a result, no deferred tax expense and deferred liability recorded for dividend withholding tax.

No deferred tax liability has been provided as the amount involved is immaterial. The Group has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions.

For the years ended December 31, 2012, 2011 and 2010, there was no unrecognized tax benefit. Management does not anticipate any potential future adjustments in the next twelve months which would result in a material change to its financial tax position. As of December 31, 2012 and 2011, the Group did not accrue any interest and penalties.

SUNDRY INCOME	12 Months Ended
Dec. 31, 2012
SUNDRY INCOME [Abstract]
SUNDRY INCOME
17.	SUNDRY INCOME

Sundry income for the years ended December 31, 2012, 2011 and 2010 consist of the following:

	For the years ended
	2012	2011	2010

Local government subsidies	$158,755	$449,786	$227,797
Transferred from receipts in advance, accounts payable and other receivables	57,571	11,835	542
Subcontracting income	-	19,565	-
Gain on disposal of motor vehicles	63,876	-	-
Others	71,281	121,061	41,901
	$351,483	$602,247	$270,240

During the years ended December 31, 2012, 2011 and 2010, the Group received special one time subsidies from local government of Zhengzhou, China amounting to $158,755 and $449,786 and $227,797 respectively for its advance technology in manufacturing precision steel mill flat-rolled products. The subsidy is not a continuing nature and depends on the local government's policy announced within a valid period.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

The Company's subsidiary, Henan Green, entered into a rental agreement for land use right with Zhengzhou Company, the former owner of Henan Green, from January 1, 2008 to December 31, 2027. Rental paid to Zhengzhou Company for the years ended December 31, 2012, 2011 and 2010 were $12,867, $11,428 and $9,909 respectively.

On February 26, 2013, the Company's subsidiary, Henan Green, entered into an equity/asset transfer agreement to acquire Zhengzhou Company via Henan Green. Zhengzhou Company owns land use right totaling 24.94 acres, among which 6.69 acres of land has been leased to Henan Green. The Company has decided to effectuate the acquisition of 100% equity interest Zhengzhou Company in order to secure the land use rights. The total consideration price is $42.6 million.

To facilitate Zhengzhou Company's acquisition, Henan Green prepaid $24,076,660 for the deposit on acquisition of business which included to pay $11,235,775 to two companies to settle the loans on behalf of Zhengzhou Company and $12,840,885 for the deposit on acquisition of future land use right as of December 31, 2012.

SIGNIFICANT CONCENTRATIONS	12 Months Ended
Dec. 31, 2012
SIGNIFICANT CONCENTRATIONS [Abstract]
SIGNIFICANT CONCENTRATIONS
19.	SIGNIFICANT CONCENTRATIONS

Our credit risk is somewhat limited due to a relatively large customer base and its dispersion across geographic areas of the PRC. During the years ended December 31, 2012 ,2011 and 2010, the Company had no customer which accounted for 10% or more of total revenue. As of December 31, 2012, the Company had one customer which accounted for approximately 15% of total accounts receivable. As of December 31, 2011, the Company had one customer which accounted for approximately 12% of total accounts receivable. As of December 31, 2010, the Company had one customer which accounted for approximately 81% of total accounts receivable.

All of the Group's suppliers are located in the PRC. During the year ended December 31, 2012, the Company had three suppliers which each accounted for approximately 37%, 23% and 20% of total purchases, respectively. During the year ended December 31, 2011, the Company had three suppliers which each accounted for approximately 43%, 25% and 11% of total purchases, respectively. During the year ended December 31, 2010, the Company had three suppliers which each accounted for approximately 30%, 24% and 12% of total purchases, respectively. As of December 31, 2012, the Company had two suppliers which accounted for approximately 23% and 10%, respectively of total accounts payable. As of December 31, 2011, the Company had two suppliers which accounted for approximately 55% and 18%, respectively of total accounts payable. As of December 31, 2010, the Company had two suppliers which accounted for approximately 19% and 16%, respectively of total accounts payable.

FOREIGN OPERATIONS	12 Months Ended
Dec. 31, 2012
FOREIGN OPERATIONS [Abstract]
FOREIGN OPERATIONS
20.	FOREIGN OPERATIONS

Operations

All of the Group's operations are carried out and all of its assets are located in the PRC. Accordingly, the Group's business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC. The Group's business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency fluctuation and remittances and methods of taxation, among other things.

Dividends and reserves

Under laws of the PRC, net income after taxation can only be distributed as dividends after appropriation has been made for the following: (i) cumulative prior years' losses, if any; (ii) allocations to the "Statutory Surplus Reserve" of at least 10% of net income after tax, as determined under PRC accounting rules and regulations, until the fund amounts to 50% of the registered capital of the Company's subsidiary, Henan Green; (iii) allocations of 5-10% of income after tax, as determined under PRC accounting rules and regulations, to Henan Green's "Statutory Common Welfare Fund", which is established for the purpose of providing employee facilities and other collective benefits to employees in China; and (iv) allocations to any discretionary surplus reserve, if approved by equity stockholders.

OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2012
OPERATING LEASE COMMITMENTS [Abstract]
OPERATING LEASE COMMITMENTS
21.	OPERATING LEASE COMMITMENTS

Rental expense for obligations under operating leases (Leasehold and Reservoir rental) was $28,744, $26,938 and $24,701for the years ended December 31, 2012, 2011 and 2010 respectively. As the leasehold agreement will be terminated in 1st quarter of 2013 after the acquisition of the business, Zhengzhou Company, no operating lease payment was required for leasehold. The total future minimum lease payments under non-cancellable operating leases as of December 31, 2012 are payable as follows:

Years Ended
December 31,	Reservoir rental
2013	$16,051
2014	16,051
2015	16,051
2016	16,051
2017	16,051
Over five years	256,816
$337,071

CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2012
CONTINGENCIES AND COMMITMENTS [Abstract]
CONTINGENCIES AND COMMITMENTS
22.	CONTINGENCIES AND COMMITMENTS

The Group had the following contingencies and commitments as of December 31, 2012:

Guarantee

On October 13, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Shaolin Auto Co., Ltd, a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $32.1 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through December 3, 2015.

On October 9, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Liantong Aluminum Co. Ltd, a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment of approximately of $16.1 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through August 28, 2013.

On November 4, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Xibao Metallurgy Materials Group Co. Ltd, a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $48.2 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through December 31, 2013.

On November 4, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Zhengzhou Panhong Commerce & Trade Co Ltd, a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $16.1 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through October 26, 2013.

On December 6, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Xinye Textile Co., Ltd. (Xinye), a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $9.6 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through December 5, 2013.

Legal proceedings or claims

As of December 31, 2012 the Group's management has evaluated all such proceedings and claims, and determined that the Group was not subject to any loss contingencies either for legal proceedings or claims that would significantly affect the Company's financial condition. In addition, the management has not aware of any product liability claims arising as of December 31, 2012, and therefore, the Group has not recognized any product liability claims accrual.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENT

Acquisition of business

On February 26, 2013, the Company's subsidiary, Henan Green, entered into an equity/asset transfer agreement to acquire Zhengzhou Company via Henan Green. Zhengzhou Company owns a land use right totaling 24.94 acres, among which 6.69 acres of land has been leased to Henan Green. The Company has decided to effectuate the acquisition of 100% equity interest Zhengzhou Company in order to secure the land use rights. The total consideration price is $42.6 million.

The purchase price was determined based on the appraisal report prepared by an independent appraisal. According to the Equity Transfer Agreement, if Henan Green fails to pay the full purchase price timely, it will be liable for a penalty fee at a daily rate of 0.03% of the outstanding purchase price. In addition, if any party breaches its representations and warranties provided in the Equity Transfer Agreement, the breaching party is required to pay the other parties for damages in an amount of approximately $157,480. Based on the independent report, the value of Zhengzhou Company as at November 30, 2012 was $49.7 million and was allocated as follows:

Current assets	$10,082,277
Property, plant and equipment, net	10,622,003
Land use right, net	29,009,733
Total asset acquired	49,714,013
Total liabilities	-
Net asset acquired	$49,714,013

Acquisition of assets at cost values which was translated at closing rate of November 30, 2012. Based on the independent appraisal report, no impairment was recognized as of December 31, 2012.

The Equity Transfer Agreement and the transactions contemplated thereby were approved by both the Company's Board of Directors and the Audit Committee of the Board, which consists of three independent directors.

CONDENSED PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
CONDENSED PARENT COMPANY FINANCIAL INFORMATION [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION
24.	CONDENSED PARENT COMPANY FINANCIAL INFORMATION

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, "Investments - Equity Method and Joint Ventures". Such investment and long-term loans to subsidiaries are presented on the balance sheet as "Investments in subsidiaries" and the income of the subsidiaries is presented as "Equity in income of subsidiaries" on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company's Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2012, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company's Consolidated Financial Statements, if any.

CONDENSED BALANCE SHEETS
	2012	2011
Assets
Cash	$7,645,949	$11,621,907
Investments in subsidiaries	322,526,371	286,912,377
Total assets	$330,172,320	$298,534,284

Liabilities and Stockholders'' Equity
Current liabilities
Accrued liabilities and other payables	$105,000	$106,448
Total liabilities	105,000	106,448

Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid in capital	4,978,698	6,930,944
Treasury stock	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated other comprehensive income	21,808,521	18,452,560
Total stockholders' equity	330,067,320	298,427,836
Total liabilities and stockholders' equity	$330,172,320	$298,534,284

CONDENSED STATEMENT OF INCOME
	For the years ended
	2012	2011	2010

General and administrative expenses	$(2,419,836)	$(9,439,791)	$(2,059,737)
Equity income of subsidiaries	28,552,924	67,060,343	49,143,161
Net income	$26,133,088	$57,620,552	$47,083,424

CONDENSED STATEMENT OF CASH FLOWS

	For the years ended
	2012	2011	2010

Net cash used in operating activities	$(2,421,284)	$(7,887,611)	$(3,511,915)
Net cash used in investing activities	-	(48,000,000)	(25,500,000)
Net cash (used in)/provided by financing activities	(1,554,674)	61,957,131	28,682,613
Cash as of January 1	11,621,907	5,552,387	5,881,689
Cash as of December 31	$7,645,949	$11,621,907	$5,552,387

QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED) [Abstract]
QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)
25.	QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)

	2012
	March 31	June 30	September 30	December 31

Revenue:
Steel mill flat-rolled products	$68,689,567	$76,783,963	$56,123,028	$63,889,524

Cost of revenue	(47,196,745)	(56,975,825)	(47,331,341)	(57,037,147)

Gross Profit	21,492,822	19,808,138	8,791,687	6,852,377

Operating expenses:
General and administrative expenses	(2,369,361)	(2,511,170)	(2,548,672)	(5,738,929)
Selling and marketing expenses	(107,086)	(506,711)	(374,818)	(457,768)
Warrant compensation expenses	-	-	-	-
Total operating expenses	(2,476,447)	(3,017,881)	(2,923,490)	(6,196,697)

Operating income	19,016,375	16,790,257	5,868,197	655,680

Other income (expenses)
Interest income	626,251	624,578	1,233,910	1,092,002
Interest expenses	(1,030,917)	(2,028,459)	(3,105,412)	(2,063,684)
Sundry income	158,737	24,911	21,310	146,525

	18,770,446	15,411,287	4,018,005	(169,477)
Income tax expense	(4,759,838)	(5,136,010)	(1,636,419)	(364,906)

Net income attributable to common
stockholders	$14,010,608	$10,275,277	$2,381,586	$(534,383)

Net income per share
- Basic	$0.24	$0.18	$0.04	$(0.01)

- Diluted	$0.24	$0.18	$0.04	$(0.01)

Weighted average common shares outstanding
- Basic	58,251,680	58,203,179	57,935,604	59,769,786

- Diluted	58,251,680	58,203,179	57,935,604	59,769,786

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP). The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Group to make a number of estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, realizable values for inventories. Actual results could differ from those estimates.

The consolidated financial statements include all accounts of the Company and its wholly-owned subsidiaries. All material inter-company balances and transactions have been eliminated.

Foreign currency translation
(b)	Foreign currency translation

The Group uses United States dollars ("U.S. Dollar" or "US$" or "$") for financial reporting purposes. The Company maintains its books and records in its respective functional currency, Chinese Renminbi ("RMB") and Hong Kong dollars ("HK$"), being the lawful currency in the PRC and Hong Kong, respectively. Assets and liabilities of the subsidiaries are translated from RMB or HK$ into U.S. Dollars using the applicable exchange rates prevailing at the balance sheet date. Items on the statements of income and comprehensive income and cash flows are translated at average exchange rates during the reporting period. Equity accounts are translated at historical rates. Adjustments resulting from the translation of the Company's financial statements are recorded as accumulated other comprehensive income included in the stockholders' equity section of the balance sheets. The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2012	2011	2010
Balance sheet items, except for equity accounts	RMB6.2301=$1	RMB6.2939=$1	RMB6.6000=$1
	HK$7.7507=$1	HK$7.7663=$1	HK$7.7810=$1

	For the years ended
	2012	2011	2010
Items in statements of income and cash flows	RMB6.2990=$1	RMB6.4475=$1	RMB6.7604=$1
	HK$7.7556=$1	HK$7.7793=$1	HK$7.7700=$1

Cash
(c)	Cash

Cash represents cash in banks and cash on hand.

The Group considers all highly liquid investments with original maturities of three months or less to be cash. The Group maintains bank accounts in HKSAR and Mainland China, PRC and the United States.

Accounts receivable
(d)	Accounts receivable

Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts sales returns and trade discounts. The allowance for doubtful accounts is the Group's best estimate of the amount of probable credit losses in the Group's existing accounts receivable. Management determines the allowance based on historical write-off experience, customer specific facts and economic conditions. The Group has historically been able to collect all of its receivable balances, and accordingly, 10% allowance has been provided for specific doubtful accounts.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure to its customers.

Notes receivable
(e)	Notes receivable

As of December 31, 2012, the Company received $433,379 in notes receivable in full payment of outstanding accounts receivable. The notes mature in 6 months. All notes are non-interest bearing. In management's opinion, the remaining balance is fully collectible.

Inventories
(f)	Inventories

Inventories are stated at the lower of cost or market and consist primarily of flat rolled steel. Cost is determined using the weighted average cost method. In the case of work in process and finished goods, such costs comprise of direct materials, direct labor and an appropriate proportion of overheads.

Property, plant and equipment
(g)	Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to general and administrative expenses as incurred. Depreciation of property, plant and equipment is computed by the straight-line method over the assets estimated useful lives ranging from five to fifty years. Building improvements, if any, are amortized on a straight-line basis over the estimated useful life.

Upon sale or retirement of property, plant and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Construction in progress represents the costs of property, plant and equipment under construction or installation. Depreciation commences when the asset is placed in service. The accumulated costs are reclassified as property, plant and equipment when installation or construction is completed. Government subsidies received reduce the cost of construction.

The estimated useful lives of the assets are as follows:

Estimated Life (years)
Leasehold land improvement	46.5
Buildings	10 - 20
Machinery and equipment	5 - 20
Vehicles	5
Furniture fixtures and office equipment	5

Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred.

Land use right
(h)	Land use right

Land use right is recorded at cost less accumulated amortization. Land use rights represent the prepayments for the use of the parcels of land in the PRC where the Company's production facilities are located, and are charged to expense over their respective lease periods. According to the laws of the PRC, the government owns all of the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. Land use right is amortized using the straight-line method over the lease term of 43 to 50 years.

Impairment of long-lived assets
(i)	Impairment of long-lived assets

In accordance with FASB ASC Topic 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. If long-lived assets are to be disposed, depreciation is discontinued, if applicable, and the assets are reclassified as held for sale at the lower of their carrying amounts or fair values less costs to sell.

China Gerui has one and only operating entity, i.e., Henan Green, whose sole business is high-end cold-rolled steel processing. The company produces products by utilizing its facilities and equipment at one location in Zhengzhou, Henan Province, China. The company offers chromium-plating as value-add service to its customers but chromium-plating is an integral part of the whole production process of the Company rather than a stand-alone service. As a result, the Group determined that the impairment review is appropriately evaluated at the entity level. Based on the Group's assessment, no impairment was recognized as of December 31, 2012 and 2011.

Fair value measurements
(j)	Fair value measurements

FASB ASC Topic 820, "Fair Value Measurement and Disclosures" defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 -	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 -	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group's financial instruments consist principally of cash, accounts receivables, accounts payable, land use right payable, term loans, notes payables and accrued liabilities. None of which are held for trading purposes. Pursuant to ASC 820, the fair value of the Group's cash is determined based on "Level 1" inputs, which consist of quoted prices in active markets for identical assets. The Group believes that the carrying amounts of all of the Group's other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Revenue recognition
(k)	Revenue recognition

The Group generates revenue primarily from sales of steel mill flat-rolled products.

The Group recognizes its revenue upon the transfer of finished products to customers upon shipment from the Group's facilities. The Group sets the final price for a product based on the management's final measurement of the weight and dimensions of the product and confirmation that the product meets the customer's specifications as agreed in the original customer's order. The Group grants a three-week period for customers to dispute product quality. Based on the Group's assessment and past experiences, the rate of customer disputes are considered immaterial.

In the PRC, value added tax ("VAT") of 17% on the invoice amount is collected with respect to the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the tax authorities.

Income taxes
(l)	Income taxes

The Group accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

The Group adopted FASB ASC Topic 740, "Income Taxes", which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

The Group recognizes interest and penalty related to income tax matters as income tax expense. As of December 31, 2012 and 2011, there was no penalty or interest recognized as income tax expenses.

Commitments and contingencies
(m)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, product liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. A determination of the amount of reserves and disclosures required, if any, for these contingencies are made after considerable analysis of each individual issue. The Group accrues for contingent liabilities when an assessment of the risk of loss is probable and can be reasonably estimated. The Group discloses contingent liabilities when the risk of loss is reasonably possible or probable. (See Note 22)

Share-based compensation expense
(n)	Share-based compensation expense

The Company accounts for share-based compensation issued to its directors and its officers using the fair value based methodology in accordance with relevant accounting guidance. Compensation cost related to restricted common shares issued to the Company's directors and officers are measured at its estimated fair value at the grant date, and is amortized and expensed over the vesting period on a straight-line basis.

Earnings per share
(o)	Earnings per share

Basic earnings per share are computed on the basis of the weighted-average number of shares of our common stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted-average number of shares of our common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury method. As of December 31, 2012, the Company had a total of 144,000 warrants outstanding which were granted to its underwriter during November 2009 in connection with the sale of 4,800,000 ordinary shares. The warrants may be exercised on or after August 9, 2010 and until November 9, 2014. As of December 31, 2012, all such warrants are deemed to be anti-dilutive since their exercise price is higher than the fair value the Company's common stock.

The following table sets forth the computation of basic and diluted net income per common share:

	For the years ended
	2012	2011	2010

Net income	$26,133,088	$57,620,552	$47,083,424

Weighted average outstanding shares of common stock	58,543,076	56,297,652	43,891,670
Dilutive effect of Warrants	-	-	2,584,713
Dilutive effect of Unit Purchase Option granted to underwriters	-	-	179,338

Diluted weighted average outstanding shares	58,543,076	56,297,652	46,655,721

Earnings per common stock:
Basic	$0.45	$1.02	$1.07
Diluted	$0.45	$1.02	$1.01

Segment information
(p)	Segment information

FASB ASC Topic 280 "Segment reporting" establishes standards for reporting information on operating segments in interim and annual financial statements. The Group has only one segment, all of the Group's operations and customers are in the PRC and all income are derived from the sales of steel mill flat-rolled products. Accordingly, no geographic information is presented.

Economic and political risks
(q)	Economic and political risks

The Group's operations are conducted in the PRC. Accordingly, the Group's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Group's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances aboard, and rates and methods of taxation, among other things.

Recently issued accounting standards not yet adopted
(r)	Recently issued accounting standards not yet adopted

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's financial condition, results of operations, or disclosures.

DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS AND ORGANIZATION [Abstract]
Schedule of subsidiaries

Percentage of
	Place and date of	ownership
Subsidiaries' names	incorporation	by the Company	Principal activities

Wealth Rainbow Development Limited "Wealth Rainbow"	Hong Kong, People's Republic of China ("PRC") March 1, 2007	100%	Intermediate holding company

Henan Green Complex Materials Co., Ltd. "Henan Green"	PRC December 31, 2000	100% (through Wealth Rainbow)	Operating entity

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of exchange rates

	2012	2011	2010
Balance sheet items, except for equity accounts	RMB6.2301=$1	RMB6.2939=$1	RMB6.6000=$1
	HK$7.7507=$1	HK$7.7663=$1	HK$7.7810=$1

	For the years ended
	2012	2011	2010
Items in statements of income and cash flows	RMB6.2990=$1	RMB6.4475=$1	RMB6.7604=$1
	HK$7.7556=$1	HK$7.7793=$1	HK$7.7700=$1

Schedule of Estimated Useful Life of Property, Plant and Equipment
Estimated Life (years)
Leasehold land improvement	46.5
Buildings	10 - 20
Machinery and equipment	5 - 20
Vehicles	5
Furniture fixtures and office equipment	5

Schedule of the Computation of Basic and Diluted Net Income per Common Share

	For the years ended
	2012	2011	2010

Net income	$26,133,088	$57,620,552	$47,083,424

Weighted average outstanding shares of common stock	58,543,076	56,297,652	43,891,670
Dilutive effect of Warrants	-	-	2,584,713
Dilutive effect of Unit Purchase Option granted to underwriters	-	-	179,338

Diluted weighted average outstanding shares	58,543,076	56,297,652	46,655,721

Earnings per common stock:
Basic	$0.45	$1.02	$1.07
Diluted	$0.45	$1.02	$1.01

CASH (Tables)	12 Months Ended
Dec. 31, 2012
CASH [Abstract]
Schedule of Cash

	2012	2011

Bank balances and cash (a)	$390,646,863	$364,731,170
Less: Restricted cash (b)	(145,413,726)	(118,130,253)
Less: Certificates of deposit (c )	(16,372,128)	-
	$228,861,009	$246,600,917

Non-current portion
Certificates of deposit (c )	$3,210,221	$3,177,679

Schedule of Cash Classified by Geographic Area

	Bank balances and cash	Restricted Cash	Certificates of deposit	2012

Hong Kong	$5,917,837	$-	$-	$5,917,837
United States	1,928,413	-	-	1,928,413
The PRC	221,014,759	145,413,726	19,582,349	386,010,834
	$228,861,009	$145,413,726	$19,582,349	$393,857,084

As of December 31, 2011, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2011

Hong Kong	$8,339,234	$-	$-	$8,339,234
United States	3,483,181	-	-	3,483,181
The PRC	234,778,502	118,130,253	3,177,679	356,086,434
	$246,600,917	$118,130,253	$3,177,679	$367,908,849

Schedule of Foreign Currency Cash Balances

As of December 31, 2012, cash is denominated in the following currencies:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2012

USD	$7,906,574	$-	$-	$7,906,574
RMB (Current)	220,942,109	145,413,726	16,372,128	382,727,963
RMB (Non-current)	-	-	3,210,221	3,210,221
HKD	12,326	-	-	12,326
	$228,861,009	$145,413,726	$19,582,349	$393,857,084

As of December 31, 2011, cash is denominated in the following currencies:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2011

USD	$11,821,253	$-	$-	$11,821,253
RMB	234,778,502	118,130,253	3,177,679	356,086,434
HKD	1,162	-	-	1,162
	$246,600,917	$118,130,253	$3,177,679	$367,908,849

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	2012	2011

Raw materials	$7,865,191	$10,967,758
Work-in-process	3,491,181	3,007,200
Finished goods	11,406,173	10,488,184
	$22,762,545	$24,463,142

OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

	2012	2011

Advances to staff	$211,671	$254,229
Loan advanced to unrelated third parties	796,818	2,198,359
Loan advanced to a related company	318,332	-
Standby guarantee fund	530,489	-
Others	412,763	398,013
	$2,270,073	$2,850,601

Non-current portion (a)	$3,039,835	$3,499,083

Other receivables represent advances to staff and petty cash to department staff for daily expenditures. These amounts are interest free and with no fixed repayment terms.

As of December 31, 2012, $318,332 represented loan to a related company, Zhengzhou No. 2 Iron and Steel Company Limited. There was no agreement signed with the related party and no interest income was received.

As of December 31, 2012, $796,818 represented loans to unrelated third parties. There were no agreement signed with the third parties and the funds are non-interest bearing. The directors of the Group believe the outstanding balance is recoverable and that no allowance is considered necessary.

Included in other receivables is $530,489 of fund held by a unrelated third party to provide a standby guarantee for Henan Green to obtain additional bank loans. There was no agreement signed with the third party and no interest income was received.

(a)	As of December 31, 2012 and 2011, $3,039,835 and $3,499,083 respectively, represented fund held by a unrelated third party to provide a standby guarantee for Henan Green to obtain additional bank loans. There was no agreement signed with the third party and the fund is non-interest bearing.

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment

	2012	2011

Buildings	$24,976,660	$24,781,774
Leasehold land improvement	22,102	21,878
Machinery and equipment	106,179,264	104,318,990
Vehicles	3,216,660	3,261,984
Office equipment	419,456	387,815
Construction in progress	34,969,529	14,696,770
	169,783,671	147,469,211
Less: Accumulated depreciation	(35,673,014)	(24,773,965)
	$134,110,657	$122,695,246

Schedule of Construction in Progress

		Estimated cost
	Balance at	to complete as of	Estimated time
	2012	December 31, 2013	to complete

Production lines	$15,080,014	$168,536	June, 2013
Plant	6,983,931	6,142,664	April, 2013
Staff quarters	12,905,584	6,484,153	October, 2013
	$34,969,529	$12,795,353

LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHT [Abstract]
Schedule of Land Use Rights
	2012	2011

Land use right, net	$13,625,738	$13,807,056

Schedule of Future Amortization of Land Use Rights
December 31,
2013	$333,897
2014	333,897
2015	333,897
2016	333,897
2017	333,897
Over 5 years	11,956,253
$13,625,738

NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
Schedule of Notes Payable

	2012	2011

Classified by financial institutions:
China Citic Bank	$35,312,435	$42,580,912
Bank of Zhengzhou	6,420,443	9,533,040
Minsheng Bank of China	19,261,328	24,229,810
Guangdong Development Bank	22,471,549	14,299,560
Shanghai Pudong Development Bank	25,681,771	15,888,400
China Merchants Bank	11,235,775	16,523,936
China Everbright Bank	27,286,881	19,066,080
Bank of Luoyang	43,337,988	24,627,020
Bank of Communications	22,792,572	12,710,720
Bank of Pingdingshan	32,102,213	25,421,438
Bank of Xuchan	2,407,666	-
Commercial bank of Kaifeng	4,815,332	-
Huaxia Bank	1,605,111	-
Ping An Bank	4,815,331	-
	$259,546,395	$204,880,916

Additional information:
Maximum balance outstanding during the year	$309,304,826	$204,880,916
Interest expense	$4,701,767	$3,342,011
Finance charge per contract	0.05%-0.15%	0.05%-0.5%
Weighted average interest rate	0.69%	1.29%

TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
TERM LOANS [Abstract]
Schedule of Short Term Loans

	2012	2011

Classified by financial institutions:
China Citic Bank	$6,420,443	$3,177,680
China Merchants Bank	9,630,664	7,944,200
Bank of Zhengzhou	7,704,531	7,626,431
Shanghai Pudong Development Bank	16,051,107	11,121,880
Bank of Luoyang	-	9,533,040
Bank of Xuchang	4,815,332	4,766,520
China Everbright Bank	1,605,111	-
Commercial Bank of Kaifeng	3,210,221	-
Ping An Bank	8,025,553	-
	$57,462,962	$44,169,751

Additional information:
Maximum balance outstanding during the year	$62,278,294	$44,884,729
Interest expense	$3,525,936	$2,912,292
Range of interest rate	0.465% - 1.205%	0.347% - 0.868%
Weighted average interest rate	3.29%	3.27%

Schedule of Debt

			Principal payment	Total outstanding
Name of bank	Collateral	Term of loans	due during 2012	loan amount

China Citic Bank	Secured by Henan Green's assets	August 21, 2012 to March 16, 2013	$3,210,221	$3,210,221

China Citic Bank	Secured by Henan Green's assets	December 7, 2012 to July 7, 2013	1,605,111	1,605,111

China Citic Bank	Secured by Henan Green's assets	December 19, 2012 to July 19, 2013	1,605,111	1,605,111

China Merchants Bank	Guaranteed by third party, Mingwang Lu and Yi Lu	August 31, 2012 to August 31, 2013	4,815,332	4,815,332

China Merchants Bank	Guaranteed by third party, Mingwang Lu and Yi Lu	September 10, 2012 to September 10, 2013	4,815,332	4,815,332

Bank of Zhengzhou	Guaranteed by third party	August 31, 2012 to August 31, 2013	4,815,332	4,815,332

Bank of Zhengzhou	Secured by Henan Green's bank deposit	December 12, 2012 to December 12, 2013	2,889,199	2,889,199

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	February 1, 2012 to January 31, 2013	2,247,155	2,247,155

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	February 24, 2012 to February 23, 2013	2,568,177	2,568,177

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	March 16, 2012 to March 15, 2013	1,605,111	1,605,111

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	November 28, 2012 to November 27, 2013	4,815,332	4,815,332

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	November 27, 2012 to November 26, 2013	4,815,332	4,815,332

Ping An Bank	Guaranteed by third party	December 03, 2012 to December 03, 2013	8,025,553	8,025,553

Bank of Xuchang	Guaranteed by third party	April 27, 2012 to April 25, 2013	4,815,332	4,815,332

China Everbright Bank	Guaranteed by third party & Mingwang Lu and Yi Lu	July 20, 2012 to July 19, 2013	1,605,111	1,605,111

Commercial Bank of Kaifeng	Guaranteed by third party & Mingwang Lu	August 23, 2012 to August 22, 2013	3,210,221	3,210,221

			$57,462,962	$57,462,962

ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
Schedule of Accrued Liabilities and Other Payables

	2012	2011
Accrued liabilities
Accrued expenses	$3,185,415	$4,019,395
Other tax payables	494,446	656,060
	3,679,861	4,675,455

Other payables
Loan advanced from unrelated third parties	1,685,366	79,442
Other payable for purchasing machinery and equipment	96,307	9,753,549
Temporary receipt for staff quarters	48,205	-
Others	308,321	767,570
	2,138,199	10,600,561
	$5,818,060	$15,276,016

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Grants for the Year
Grant Date	Restricted Shares	Grant Price
October 1, 2012	2,100,000	$1.78

Schedule of Share-Based Compensation Expense
	2012	2011

Compensation expense	$3,705,109	$-

Summary of Stock Option Activity Under Stock Option and Incentive Plans
	Number of Shares	Weighted Average Grant Price and Fair Value
Non-vested, December 31, 2011	-	-
Shares granted	2,100,000	1.78
Vested shares	(400,000)	1.78
Non-vested, December 31, 2012	1,700,000	1.78

Schedule of Treasury Stock

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly Announced Plans or Programs	Amount Paid	Approximately Dollar value of shares that may yet be purchased under the Plans or Programs
					$10,000,000
1 May 2011 - 31 May 2011	309,490	4.5990	309,490	1,423,340	8,576,660
1 June 2011 - 30 June 2011	470,783	3.3070	780,273	1,556,886	7,019,773
1 July 2011 - 31 July 2011	183,070	4.0321	963,343	738,154	6,281,619
1 August 2011 - 31 August 2011	117,280	3.8038	1,080,623	446,107	5,835,512
1 September 2011 - 31 September 2011	42,129	3.6860	1,122,752	155,289	5,680,223
1 December 2011 - 31 December 2011	54,146	3.6877	1,176,898	196,967	5,483,256
1 May 2012 - 31 May 2012	48,238	2.6422	1,225,136	127,455	5,355,801
1 June 2012 - 30 June 2012	197,965	2.2429	1,423,101	444,041	4,911,760
1 August 2012 - 31 August 2012	59,369	1.7733	1,482,470	105,277	4,806,483
1 September 2012 - 30 September 2012	227,628	2.0377	1,710,098	463,838	4,342,645
1 December 2012 - 31 December 2012	261,831	1.5814	1,971,929	414,063	3,928,582
	1,971,929			6,071,418

Schedule of Assumptions of Warrants
	2012	2011

Expected volatility	63.00%	60.00%
Expected term (in years)	1.9	2.9
Risk free rate	0.25%	0.36%

Summary of Warrants Activity

	Warrants	Exercise Price	Terms

Balance as of December 31, 2010	15,191,108
Exercised	(13,294,775)	5.00	-
Expired	(1,752,333)
Balance as of December 31, 2011	144,000	$6.00	2.9 years
Granted	-
Exercised	-
Expired	-

Outstanding as of December 31, 2012	144,000	$6.00	1.9 years

Schedule of Retained Earnings
	2012	2011

Retained earnings	$151,890,125	$128,896,723
Statutory surplus reserves	11,385,921	8,246,235
	$163,276,046	$137,142,958

Schedule of Statutory Reserves

	Statutory surplus	Registered	Percentage
	reserves	capital	reached

At December 31, 2011	$8,246,235	$83,603,944	10%
Statutory surplus reserves transferred from net profits	3,139,686	-	14%
At December 31, 2012	$11,385,921	$83,603,944

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Expense
	For the years ended
	2012	2011	2010

Current income tax expense	$11,897,173	$21,961,627	$15,937,143

Schedule of Effective Income Tax Rate Reconciliation

	For the years ended
	2012	2011	2010

Income before tax	$38,030,261	$79,582,179	$63,020,567

Expected PRC income tax expense at statutory tax rate of 25%	9,507,565	19,895,544	15,755,141
Income not subject to PRC tax	-	-	56,949
Depreciation allowance over-claimed in 2011	1,127,816	-	-
Non deductible tax expenses	1,261,792	2,066,083	125,053
Actual income tax expense	$11,897,173	$21,961,627	$15,937,143

SUNDRY INCOME (Tables)	12 Months Ended
Dec. 31, 2012
SUNDRY INCOME [Abstract]
Schedule of Sundry Income

	For the years ended
	2012	2011	2010

Local government subsidies	$158,755	$449,786	$227,797
Transferred from receipts in advance, accounts payable and other receivables	57,571	11,835	542
Subcontracting income	-	19,565	-
Gain on disposal of motor vehicles	63,876	-	-
Others	71,281	121,061	41,901
	$351,483	$602,247	$270,240

OPERATING LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING LEASE COMMITMENTS [Abstract]
Schedule of Future Minimum Payments under Operating Leases
Years Ended
December 31,	Reservoir rental
2013	$16,051
2014	16,051
2015	16,051
2016	16,051
2017	16,051
Over five years	256,816
$337,071

SUBSEQUENT EVENT (Tables)	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Schedule of Acquisition of Business

Current assets	$10,082,277
Property, plant and equipment, net	10,622,003
Land use right, net	29,009,733
Total asset acquired	49,714,013
Total liabilities	-
Net asset acquired	$49,714,013

CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED PARENT COMPANY FINANCIAL INFORMATION [Abstract]
CONDENSED BALANCE SHEETS
CONDENSED BALANCE SHEETS
	2012	2011
Assets
Cash	$7,645,949	$11,621,907
Investments in subsidiaries	322,526,371	286,912,377
Total assets	$330,172,320	$298,534,284

Liabilities and Stockholders'' Equity
Current liabilities
Accrued liabilities and other payables	$105,000	$106,448
Total liabilities	105,000	106,448

Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid in capital	4,978,698	6,930,944
Treasury stock	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated other comprehensive income	21,808,521	18,452,560
Total stockholders' equity	330,067,320	298,427,836
Total liabilities and stockholders' equity	$330,172,320	$298,534,284

CONDENSED STATEMENT OF INCOME

	For the years ended
	2012	2011	2010

General and administrative expenses	$(2,419,836)	$(9,439,791)	$(2,059,737)
Equity income of subsidiaries	28,552,924	67,060,343	49,143,161
Net income	$26,133,088	$57,620,552	$47,083,424

CONDENSED STATEMENT OF CASH FLOWS

	For the years ended
	2012	2011	2010

Net cash used in operating activities	$(2,421,284)	$(7,887,611)	$(3,511,915)
Net cash used in investing activities	-	(48,000,000)	(25,500,000)
Net cash (used in)/provided by financing activities	(1,554,674)	61,957,131	28,682,613
Cash as of January 1	11,621,907	5,552,387	5,881,689
Cash as of December 31	$7,645,949	$11,621,907	$5,552,387

QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED) [Abstract]
Schedule of Quarterly Financial Information

	2012
	March 31	June 30	September 30	December 31

Revenue:
Steel mill flat-rolled products	$68,689,567	$76,783,963	$56,123,028	$63,889,524

Cost of revenue	(47,196,745)	(56,975,825)	(47,331,341)	(57,037,147)

Gross Profit	21,492,822	19,808,138	8,791,687	6,852,377

Operating expenses:
General and administrative expenses	(2,369,361)	(2,511,170)	(2,548,672)	(5,738,929)
Selling and marketing expenses	(107,086)	(506,711)	(374,818)	(457,768)
Warrant compensation expenses	-	-	-	-
Total operating expenses	(2,476,447)	(3,017,881)	(2,923,490)	(6,196,697)

Operating income	19,016,375	16,790,257	5,868,197	655,680

Other income (expenses)
Interest income	626,251	624,578	1,233,910	1,092,002
Interest expenses	(1,030,917)	(2,028,459)	(3,105,412)	(2,063,684)
Sundry income	158,737	24,911	21,310	146,525

	18,770,446	15,411,287	4,018,005	(169,477)
Income tax expense	(4,759,838)	(5,136,010)	(1,636,419)	(364,906)

Net income attributable to common
stockholders	$14,010,608	$10,275,277	$2,381,586	$(534,383)

Net income per share
- Basic	$0.24	$0.18	$0.04	$(0.01)

- Diluted	$0.24	$0.18	$0.04	$(0.01)

Weighted average common shares outstanding
- Basic	58,251,680	58,203,179	57,935,604	59,769,786

- Diluted	58,251,680	58,203,179	57,935,604	59,769,786

DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)	Dec. 31, 2012
DESCRIPTION OF BUSINESS AND ORGANIZATION [Abstract]
Ownership percentage in two subsidiaries	100.00%

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Foreign Exchange RMB [Member]	Dec. 31, 2011 Foreign Exchange RMB [Member]	Dec. 31, 2010 Foreign Exchange RMB [Member]	Dec. 31, 2012 Foreign Exchange HKD [Member]	Dec. 31, 2011 Foreign Exchange HKD [Member]	Dec. 31, 2010 Foreign Exchange HKD [Member]
Accounting Policies [Line Items]
Foreign exchange rate					6.2301	6.2939	6.6	7.7507	7.7663	7.781
Average exchange rate					6.299	6.4475	6.7604	7.7556	7.7793	7.77
Notes receivable	$ 433,379	$ 568,328
Land use rights amortization period			43 years	50 years
VAT added to invoices	17.00%

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Plant, and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold Land Improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	46 years 6 months
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture, Fixtures and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Earnings Per Share) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted Reconciliation [Line Items]
Net income	$ (534,383)	$ 2,381,586	$ 10,275,277	$ 14,010,608	$ 26,133,088	$ 57,620,552	$ 47,083,424
Weighted-average shares outstanding	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	43,891,670
Diluted weighted average outstanding shares	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	46,655,721
- Basic	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.07
- Diluted	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.01
Warrant [Member]
Schedule Of Earnings Per Share Basic And Diluted Reconciliation [Line Items]
Diluted weighted average outstanding shares							2,584,713
Options Granted To Underwriters [Member]
Schedule Of Earnings Per Share Basic And Diluted Reconciliation [Line Items]
Diluted weighted average outstanding shares							179,338

CASH (Schedule of Cash) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH [Abstract]
Bank balances and cash	$ 390,646,863	$ 364,731,170
Less: Restricted cash	(145,413,726)	(118,130,253)
Less: Certificates of deposit	(16,372,128)
Cash	228,861,009	246,600,917	119,477,298	79,607,369
Certificates of deposit	$ 3,210,221	$ 3,177,679

CASH (Certificates of Deposit) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Bank balances and cash	$ 228,861,009	$ 246,600,917	$ 119,477,298	$ 79,607,369
Restricted cash	145,413,726	118,130,253
Certificates of deposit	3,210,221	3,177,679
Cash and Cash Equivalents, at Carrying Value, Total	393,857,084	367,908,849
HONG KONG [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	5,917,837	8,339,234
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	5,917,837	8,339,234
UNITED STATES [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	1,928,413	3,483,181
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	1,928,413	3,483,181
CHINA [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	221,014,759	234,778,502
Restricted cash	145,413,726	118,130,253
Certificates of deposit	19,582,349	3,177,679
Cash and Cash Equivalents, at Carrying Value, Total	$ 386,010,834	$ 356,086,434

CASH (Maximum Exposure to Credit Risk) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Bank balances and cash	$ 228,861,009	$ 246,600,917	$ 119,477,298	$ 79,607,369
Restricted cash	145,413,726	118,130,253
Certificates of deposit	16,372,128
Certificates of deposit	3,210,221	3,177,679
Cash and Cash Equivalents, at Carrying Value, Total	393,857,084	367,908,849
USD [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	7,906,574	11,821,253
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	7,906,574	11,821,253
RMB [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	220,942,109	234,778,502
Restricted cash	145,413,726	118,130,253
Certificates of deposit	16,372,128
Certificates of deposit		3,177,679
Cash and Cash Equivalents, at Carrying Value, Total	382,727,963	356,086,434
RMB (Non-current) [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash
Restricted cash
Certificates of deposit	3,210,221
Cash and Cash Equivalents, at Carrying Value, Total	3,210,221
HKD [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	12,326	1,162
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	$ 12,326	$ 1,162

ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 125,993	$ 124,715

INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 7,865,191	$ 10,967,758
Work in process	3,491,181	3,007,200
Finished goods	11,406,173	10,488,184
Inventory, Net, Total	22,762,545	24,463,142
Inventory impairment provision	$ 480,000

OTHER RECEIVABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER RECEIVABLES [Abstract]
Advances to staff	$ 211,671	$ 254,229
Loan advanced to unrelated third parties	796,818	2,198,359
Loan advanced to a related company	318,332
Standby guarantee fund	530,489
Others	412,763	398,013
Other Receivables, Net, Current, Total	2,270,073	2,850,601
Non-current portion	$ 3,039,835	$ 3,499,083

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 169,783,671	$ 147,469,211
Accumulated depreciation	(35,673,014)	(24,773,965)
Property, Plant and Equipment, Net, Total	134,110,657	122,695,246
Depreciation expense	10,899,049	7,994,638	3,149,314
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	24,976,660	24,781,774
Leasehold Land Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	22,102	21,878
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	106,179,264	104,318,990
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,216,660	3,261,984
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	419,456	387,815
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 34,969,529	$ 14,696,770

PROPERTY, PLANT AND EQUIPMENT (Production Lines) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 34,969,529
Estimated cost to complete construction	12,795,353
Production Lines [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	15,080,014
Estimated cost to complete construction	168,536
Estimated time to complete	June, 2013
Plant [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	6,983,931
Estimated cost to complete construction	6,142,664
Estimated time to complete	April, 2013
Staff Quarters [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	12,905,584
Estimated cost to complete construction	$ 6,484,153
Estimated time to complete	October, 2013

LAND USE RIGHT (Land Use Rights) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
LAND USE RIGHT [Abstract]
Land use rights	$ 13,625,738	$ 13,807,056
Land use rights payable	$ 1,419,314	$ 1,404,926
Land Use Rights [Line Items]
Land use expiration date			Jun 30, 2056	Jun 30, 2054

LAND USE RIGHT (Amortization) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land Use Rights [Line Items]
2013	$ 333,897
2014	333,897
2015	333,897
2016	333,897
2017	333,897
Over 5 years	11,956,253
Land use rights, total	13,625,738	13,807,056
Amortization expense	$ 330,244	$ 322,638	$ 259,438
Minimum [Member]
Land Use Rights [Line Items]
Amortization Period	43 years
Maximum [Member]
Land Use Rights [Line Items]
Amortization Period	50 years

DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT [Abstract]
Deposit on acquisition of future land use right		$ 12,710,719

DEPOSIT ON ACQUISITION OF BUSINESS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Deposit on acquisition of business	$ 24,076,660
Zhengzhou Company [Member]
Business Acquisition [Line Items]
Deposit on acquisition of business	24,076,660
Business acquisition, assumed obligation	11,235,775
Deposit on acquisition of future land use right	12,840,885
Total purchase consideration	$ 42,600,000

NOTES PAYABLE (Classified by Financial Institutions) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Notes Payable Current	$ 259,546,395	$ 204,880,916
China Citic Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	35,312,435	42,580,912
Bank Of Zhengzhou [Member]
Short-term Debt [Line Items]
Notes Payable Current	6,420,443	9,533,040
Minsheng Bank of China [Member]
Short-term Debt [Line Items]
Notes Payable Current	19,261,328	24,229,810
Guangdong Development Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	22,471,549	14,299,560
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	25,681,771	15,888,400
China Merchants Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	11,235,775	16,523,936
China Everbright Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	27,286,881	19,066,080
Bank Of Luoyang [Member]
Short-term Debt [Line Items]
Notes Payable Current	43,337,988	24,627,020
Bank Of Communications [Member]
Short-term Debt [Line Items]
Notes Payable Current	22,792,572	12,710,720
Bank Of Pingdingshan [Member]
Short-term Debt [Line Items]
Notes Payable Current	32,102,213	25,421,438
Bank Of Xuchan [Member]
Short-term Debt [Line Items]
Notes Payable Current	2,407,666
Commercial Bank Of Kaifeng [Member]
Short-term Debt [Line Items]
Notes Payable Current	4,815,332
Huaxia Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	1,605,111
Ping An Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	$ 4,815,331

NOTES PAYABLE (Additional Information for Notes Payable) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Restricted cash	$ 145,413,726	$ 118,130,253
Short-term Debt [Member]
Short-term Debt [Line Items]
Maximum balance outstanding during the year	309,304,826	204,880,916
Interest expense	$ 4,701,767	$ 3,342,011
Weighted average interest rate	0.69%	1.29%
Short-term Debt [Member] | Minimum [Member]
Short-term Debt [Line Items]
Finance charge per contract	0.05%	0.05%
Percentage of restricted cash backing notes payable	10.00%
Short-term Debt [Member] | Maximum [Member]
Short-term Debt [Line Items]
Finance charge per contract	0.15%	0.50%
Percentage of restricted cash backing notes payable	100.00%

TERM LOANS (Classified by Financial Institutions) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long Term Debt Current	$ 57,462,962	$ 44,169,751
China Citic Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	6,420,443	3,177,680
China Merchants Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	9,630,664	7,944,200
Bank Of Zhengzhou [Member]
Debt Instrument [Line Items]
Long Term Debt Current	7,704,531	7,626,431
Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	16,051,107	11,121,880
Bank Of Luoyang [Member]
Debt Instrument [Line Items]
Long Term Debt Current		9,533,040
Bankof Xuchang [Member]
Debt Instrument [Line Items]
Long Term Debt Current	4,815,332	4,766,520
China Everbright Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	1,605,111
Ping An Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	3,210,221
Commercial Bank Of Kaifeng [Member]
Debt Instrument [Line Items]
Long Term Debt Current	$ 8,025,553

TERM LOANS (Additional Information) (Details) (Loan Agreement [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Maximum balance outstanding during the year	$ 62,278,294	$ 44,884,729
Interest expense	$ 3,525,936	$ 2,912,292
Weighted average interest rate	3.29%	3.27%
Minimum [Member]
Debt Instrument [Line Items]
Range of interest rate	0.47%	0.35%
Maximum [Member]
Debt Instrument [Line Items]
Range of interest rate	1.21%	0.87%

TERM LOANS (Summary of Principal Payments) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 China Citic Bank [Member]	Dec. 31, 2011 China Citic Bank [Member]	Dec. 31, 2012 China Citic Bank [Member] Loan One [Member]	Dec. 31, 2012 China Citic Bank [Member] Loan Two [Member]	Dec. 31, 2012 China Citic Bank [Member] Loan Three [Member]	Dec. 31, 2012 China Merchants Bank [Member]	Dec. 31, 2011 China Merchants Bank [Member]	Dec. 31, 2012 China Merchants Bank [Member] Loan Four [Member]	Dec. 31, 2012 China Merchants Bank [Member] Loan Five [Member]	Dec. 31, 2012 Bank Of Zhengzhou [Member]	Dec. 31, 2011 Bank Of Zhengzhou [Member]	Dec. 31, 2012 Bank Of Zhengzhou [Member] Loan Six [Member]	Dec. 31, 2012 Bank Of Zhengzhou [Member] Loan Seven [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member]	Dec. 31, 2011 Shanghai Pudong Development Bank [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Eight [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Nine [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Ten [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Eleven [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Loan Twelve [Member]	Dec. 31, 2012 Ping An Bank [Member]	Dec. 31, 2012 Ping An Bank [Member] Loan Thirteen [Member]	Dec. 31, 2012 Bankof Xuchang [Member]	Dec. 31, 2011 Bankof Xuchang [Member]	Dec. 31, 2012 Bankof Xuchang [Member] Loan Fourteen [Member]	Dec. 31, 2012 China Everbright Bank [Member]	Dec. 31, 2012 China Everbright Bank [Member] Loan Fifteen [Member]	Dec. 31, 2012 Commercial Bank Of Kaifeng [Member]	Dec. 31, 2012 Commercial Bank Of Kaifeng [Member] Loan Sixteen [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	$ 57,462,962				$ 3,210,221	$ 1,605,111	$ 1,605,111			$ 4,815,332	$ 4,815,332			$ 4,815,332	$ 2,889,199			$ 2,247,155	$ 2,568,177	$ 1,605,111	$ 4,815,332	$ 4,815,332		$ 8,025,553			$ 4,815,332		$ 1,605,111		$ 3,210,221
Term loans	$ 57,462,962	$ 44,169,751	$ 6,420,443	$ 3,177,680	$ 3,210,221	$ 1,605,111	$ 1,605,111	$ 9,630,664	$ 7,944,200	$ 4,815,332	$ 4,815,332	$ 7,704,531	$ 7,626,431	$ 4,815,332	$ 2,889,199	$ 16,051,107	$ 11,121,880	$ 2,247,155	$ 2,568,177	$ 1,605,111	$ 4,815,332	$ 4,815,332	$ 3,210,221	$ 8,025,553	$ 4,815,332	$ 4,766,520	$ 4,815,332	$ 1,605,111	$ 1,605,111	$ 8,025,553	$ 3,210,221
Collateral					Secured by Henan Green's assets	Secured by Henan Green's assets	Secured by Henan Green's assets			Guaranteed by third party, Mingwang Lu and Yi Lu	Guaranteed by third party, Mingwang Lu and Yi Lu			Guaranteed by third party	Secured by Henan Green's bank deposit			Guaranteed by third party, Mingwang Lu	Guaranteed by third party, Mingwang Lu	Secured by Henan Green's land, Mingwang Lu	Secured by Henan Green's land, Mingwang Lu	Guaranteed by third party, Mingwang Lu		Guaranteed by third party			Guaranteed by third party		Guaranteed by third party & Mingwang Lu and Yi Lu		Guaranteed by third party & Mingwang Lu
Term of loan, start date					Aug 21, 2012	Dec 7, 2012	Dec 19, 2012			Aug 31, 2012	Sep 10, 2012			Aug 31, 2012	Dec 12, 2012			Feb 1, 2012	Feb 24, 2012	Mar 16, 2012	Nov 28, 2012	Nov 27, 2012		Dec 3, 2012			Apr 27, 2012		Jul 20, 2012		Aug 23, 2012
Term of loan, end date					Mar 16, 2013	Jul 7, 2013	Jul 19, 2013			Aug 31, 2013	Sep 10, 2013			Aug 13, 2013	Dec 12, 2013			Jan 31, 2013	Feb 23, 2013	Mar 15, 2013	Nov 27, 2013	Nov 26, 2013		Dec 3, 2013			Apr 25, 2013		Jul 19, 2013		Aug 22, 2013

ACCRUED LIABILITIES AND OTHER PAYABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
Accrued expenses	$ 3,185,415	$ 4,019,395
Other tax payables	494,446	656,060
Accrued liabilites total	3,679,861	4,675,455
Loan advanced from unrelated third parties	1,685,366	79,442
Payables to purchase of machinery and equipment	96,307	9,753,549
Temporary receipt for staff quarters	48,205
Others	308,321	767,570
Other payables total	2,138,199	10,600,561
Other payables and accrued liabilities	$ 5,818,060	$ 15,276,016

STOCKHOLDERS' EQUITY (Restricted Ordinary Shares) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Grant Date	Oct 1, 2012
Shares granted	2,100,000
Grant price	$ 1.78

STOCKHOLDERS' EQUITY (Share Based Compensation Expense Allocation) (Details) (General and Administrative Expense [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 3,705,109

STOCKHOLDERS' EQUITY (Summary of Restricted Stock Activity) (Details) (Share Incentive Plan [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share Incentive Plan [Member]
Number of Shares
Balance
Shares granted	2,100,000
Vested shares	$ (400,000)
Balance	1,700,000
Weighted Average Grant Price and Fair Value
Shares granted	$ 1.78
Vested shares	$ 1.78
Balance	$ 1.78

STOCKHOLDERS' EQUITY (Treasury Stock) (Details) (USD $)	3 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Total number of shares purchased		795,031	117,898	1,971,929
Amount paid		$ 1,554,674	$ 4,516,744	$ 6,071,418
Stock repurchase program, shares of common stock approved for repurchase			10,000,000
Retirement of treasury stock, shares	1,710,098
Treasury stock, shares	261,831	261,831	1,176,898	261,831
Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased		795,031	1,176,898
Amount paid		1,554,674	4,516,744
Retirement of treasury stock, shares		1,710,098
Treasury Stock [Member] | 1 May 2011 - 31 May 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			309,490
Average price paid per share			$ 4.599
Total number of shares purchased as part of publicly Announced Plans or Programs			309,490
Amount paid			1,423,340
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			8,576,660
Treasury Stock [Member] | 1 June 2011 - 30 June 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			470,783
Average price paid per share			$ 3.307
Total number of shares purchased as part of publicly Announced Plans or Programs			780,273
Amount paid			1,556,886
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			7,019,773
Treasury Stock [Member] | 1 July 2011 - 31 July 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			183,070
Average price paid per share			$ 4.0321
Total number of shares purchased as part of publicly Announced Plans or Programs			963,343
Amount paid			738,154
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			6,281,619
Treasury Stock [Member] | 1 August 2011 - 31 August 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			117,280
Average price paid per share			$ 3.8038
Total number of shares purchased as part of publicly Announced Plans or Programs			1,080,623
Amount paid			446,107
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			5,835,512
Treasury Stock [Member] | 1 September 2011 - 31 September 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			42,129
Average price paid per share			$ 3.686
Total number of shares purchased as part of publicly Announced Plans or Programs			1,122,752
Amount paid			155,289
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			5,680,223
Treasury Stock [Member] | 1 December 2011 - 31 December 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			54,146
Average price paid per share			$ 3.6877
Total number of shares purchased as part of publicly Announced Plans or Programs			1,176,898
Amount paid			196,967
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			5,483,256
Treasury Stock [Member] | 1 May 2012 - 31 May 2012 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased		48,238
Average price paid per share		$ 2.6422
Total number of shares purchased as part of publicly Announced Plans or Programs		1,225,136
Amount paid		127,455
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		5,355,801
Treasury Stock [Member] | 1 June 2012 - 30 June 2012 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased		197,965
Average price paid per share		$ 2.2429
Total number of shares purchased as part of publicly Announced Plans or Programs		1,423,101
Amount paid		444,041
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		4,911,760
Treasury Stock [Member] | 1 August 2012 - 31 August 2012
Stockholders Equity Note [Line Items]
Total number of shares purchased		59,369
Average price paid per share		$ 1.7733
Total number of shares purchased as part of publicly Announced Plans or Programs		1,482,470
Amount paid		105,277
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		4,806,483
Treasury Stock [Member] | 1 September 2012 - 30 September 2012
Stockholders Equity Note [Line Items]
Total number of shares purchased		227,628
Average price paid per share		$ 2.0377
Total number of shares purchased as part of publicly Announced Plans or Programs		1,710,098
Amount paid		463,838
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		4,342,645
Treasury Stock [Member] | 1 December 2012 - 31 December 2012 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased		261,831
Average price paid per share		$ 1.5814
Total number of shares purchased as part of publicly Announced Plans or Programs		1,971,929
Amount paid		414,063
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		$ 3,928,582

STOCKHOLDERS' EQUITY (Outstanding Warrants - Assumptions) (Details) (Warrant [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Stockholders Equity Note [Line Items]
Expected volatility	63.00%	60.00%
Expected term (in years)	1 year 10 months 24 days	2 years 10 months 24 days
Risk free rate	0.25%	0.36%

STOCKHOLDERS' EQUITY (Warrant Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY [Abstract]
Balance	144,000	15,191,108
Exercised		(13,294,775)	(2,142,959)
Expired		(1,752,333)
Balance	144,000	144,000	15,191,108
Balance, Exercise Price	$ 6
Exercised		$ 5	$ 5
Balance, Exercise Price	$ 6	$ 6
Terms, outstanding	1 year 10 months 24 days	2 years 10 months 24 days

STOCKHOLDERS' EQUITY (Retained Earnings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Retained earnings	$ 151,890,125	$ 128,896,723
Statutory surplus reserves	11,385,921	8,246,235
Retained Earnings (Accumulated Deficit), Total	$ 163,276,046	$ 137,142,958

STOCKHOLDERS' EQUITY (Statutory Surplus Reserves) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Balance	$ 8,246,235
Statutory surplus reserves transferred from net profits	3,139,686
Balance	11,385,921
Balance, Registered capital	83,603,944
Increase in registered capital
Percentage reached, Statutory Reserves and Registered Capital	14.00%	10.00%
Required percentage of registered capital that much be reached in statutory reserves	50.00%
Henan Green [Member]
Stockholders Equity Note [Line Items]
Required percentage of registered capital that much be reached in statutory reserves	50.00%

INCOME TAXES (Tax Expense) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current income tax expense	$ 364,906	$ 1,636,419	$ 5,136,010	$ 4,759,838	$ 11,897,173	$ 21,961,627	$ 15,937,143
Statutory tax rate					25.00%
Tax rate prior to 2008					33.00%

INCOME TAXES (Effective Income Tax Reconciliation) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income before tax	$ (169,477)	$ 4,018,005	$ 15,411,287	$ 18,770,446	$ 38,030,261	$ 79,582,179	$ 63,020,567
Expected PRC income tax expense at statutory tax rate of 25%					9,507,565	19,895,544	15,755,141
Income not subject to PRC tax							56,949
Depreciation allowance over-claimed in 2011					1,127,816
Non deductible tax expenses					1,261,792	2,066,083	125,053
Actual income tax expense	$ 364,906	$ 1,636,419	$ 5,136,010	$ 4,759,838	$ 11,897,173	$ 21,961,627	$ 15,937,143

INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Line Items]
Withholding income tax percentage	10.00%
HONG KONG [Member]
Income Tax Disclosure [Line Items]
Withholding income tax percentage	5.00%

SUNDRY INCOME (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Sundry income	$ 146,525	$ 21,310	$ 24,911	$ 158,737	$ 351,483	$ 602,247	$ 270,240
Local Governement Subsidies [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income					158,755	449,786	227,797
Transfer From Advances Accounts Payable And Other Receivables [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income					57,571	11,835	542
Subcontracting Income [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income						19,565
Gain On Disposal Of Motor Vehicles [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income					63,876
Others [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income					$ 71,281	$ 121,061	$ 41,901

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Rent expense	$ 28,744	$ 26,938	$ 24,701
Ownership interest	100.00%
Deposit on acquisition of business	24,076,660
Zhengzhou Company [Member]
Related Party Transaction [Line Items]
Rent expense	12,867	11,428	9,909
Ownership interest	100.00%
Total purchase consideration	42,600,000
Deposit on acquisition of business	24,076,660
Business acquisition, assumed obligation	11,235,775
Deposit on acquisition of future land use right	$ 12,840,885

SIGNIFICANT CONCENTRATIONS (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplier One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.00%	43.00%	30.00%
Supplier Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	25.00%	24.00%
Supplier Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	11.00%	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	12.00%	81.00%
Accounts Payable [Member] | Supplier One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	55.00%	19.00%
Accounts Payable [Member] | Supplier Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	18.00%	16.00%

FOREIGN OPERATIONS (Details)	12 Months Ended
Dec. 31, 2012
Foreign Operations [Line Items]
Minimum appropriation of profits into statutory reserve	10.00%
Required percentage of registered capital that much be reached in statutory reserves	50.00%
Henan Green [Member]
Foreign Operations [Line Items]
Required percentage of registered capital that much be reached in statutory reserves	50.00%
Henan Green [Member] | Minimum [Member]
Foreign Operations [Line Items]
Percentage of income after tax required for the Statutory Common Welfare Fund	5.00%
Henan Green [Member] | Maximum [Member]
Foreign Operations [Line Items]
Percentage of income after tax required for the Statutory Common Welfare Fund	10.00%

OPERATING LEASE COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases Operating [Line Items]
Rent expense	$ 28,744	$ 26,938	$ 24,701
Reservoir Rental [Member]
Leases Operating [Line Items]
2013	16,051
2014	16,051
2015	16,051
2016	16,051
2017	16,051
Over five years	256,816
Operating Leases, Future Minimum Payments Due, Total	$ 337,071

CONTINGENCIES AND COMMITMENTS (Details) (Henan Green [Member], USD $)	0 Months Ended
	Dec. 06, 2012	Nov. 04, 2012	Oct. 13, 2012	Oct. 09, 2012	Nov. 04, 2011	Oct. 31, 2011	Dec. 31, 2012
Henan Green [Member]
Commitments And Contingencies [Line Items]
Loss contingency possible amount	$ 9,600,000	$ 48,200,000	$ 32,100,000	$ 16,100,000	$ 4,000,000	$ 2,400,000	$ 6,400,000
Loss contingency possible amount agreement two		$ 16,100,000
Loss contingency minimum guarantee percentage	120.00%	120.00%	120.00%	120.00%
Loss contingency minimum guarantee percentage agreement two		120.00%
Guarantee termination date	2013-12-05	2013-12-31	2015-12-03	2013-08-28	2014-09-07	2013-11-03
Guarantee termination date agreement two		2013-10-26

SUBSEQUENT EVENT (Details) (USD $)	Dec. 31, 2012 Zhengzhou Company [Member]	Feb. 26, 2013 Zhengzhou Company [Member] Subsequent Event [Member] acre	Dec. 31, 2012 Henan Green [Member]	Dec. 06, 2012 Henan Green [Member]	Nov. 04, 2012 Henan Green [Member]	Oct. 13, 2012 Henan Green [Member]	Oct. 09, 2012 Henan Green [Member]	Nov. 04, 2011 Henan Green [Member]	Oct. 31, 2011 Henan Green [Member]	Feb. 26, 2013 Henan Green [Member] Subsequent Event [Member] acre	Dec. 31, 2012 Henan Green [Member] Zhengzhou Company [Member] Subsequent Event [Member]	Feb. 26, 2013 Henan Green [Member] Zhengzhou Company [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Area of land		24.94								6.69
Percentage of ownership interests acquired												100.00%
Total purchase consideration	$ 42,600,000											$ 42,600,000
Loss contingency possible amount			6,400,000	9,600,000	48,200,000	32,100,000	16,100,000	4,000,000	2,400,000			157,480
Penalty fee, daily											0.03%
Current assets												10,082,277
Property, plant and equipment, net												10,622,003
Intangible assets												29,009,733
Total assets												49,714,013
Total liabilities assumed	11,235,775
Net assets acquired												$ 49,714,013

CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash	$ 228,861,009	$ 246,600,917	$ 119,477,298	$ 79,607,369
Total assets	673,369,602	601,076,208
Current Liabilities
Accrued liabilities and other payables	5,818,060	15,276,016
Total liabilities	343,302,282	302,648,372
Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid-in capital	4,978,698	6,930,944
Treasury stock	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated comprehensive income	21,808,521	18,452,560	7,414,409
Total stockholders' equity	330,067,320	298,427,836	167,812,002	87,042,857
Total liabilities and stockholders' equity	673,369,602	601,076,208
Parent Company [Member]
Assets
Cash	7,645,949	11,621,907	5,552,387	5,881,689
Investments in subsidiaries	322,526,371	286,912,377
Total assets	330,172,320	298,534,284
Current Liabilities
Accrued liabilities and other payables	105,000	106,448
Total liabilities	105,000	106,448
Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid-in capital	4,978,698	6,930,944
Treasury stock	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated comprehensive income	21,808,521	18,452,560
Total stockholders' equity	330,067,320	298,427,836
Total liabilities and stockholders' equity	$ 330,172,320	$ 298,534,284

CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Condensed Statement of Income) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (5,738,929)	$ (2,548,672)	$ (2,511,170)	$ (2,369,361)	$ (13,168,132)	$ (10,707,418)	$ (7,795,722)
Net income	(534,383)	2,381,586	10,275,277	14,010,608	26,133,088	57,620,552	47,083,424
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses					(2,419,836)	(9,439,791)	(2,059,737)
Equity income of subsidiaries					28,552,924	67,060,343	49,143,161
Net income					$ 26,133,088	$ 57,620,552	$ 47,083,424

CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (2,101,972)	$ 56,248,127	$ 36,477,650
Net cash used in investing activities	(80,774,292)	(102,823,548)	(84,118,759)
Net cash (used in)/provided by financing activities	63,138,134	165,974,075	84,004,457
Cash as of January 1	246,600,917	119,477,298	79,607,369
Cash as of December 31	228,861,009	246,600,917	119,477,298
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(2,421,284)	(7,887,611)	(3,511,915)
Net cash used in investing activities		(48,000,000)	(25,500,000)
Net cash (used in)/provided by financing activities	(1,554,674)	61,957,131	28,682,613
Cash as of January 1	11,621,907	5,552,387	5,881,689
Cash as of December 31	$ 7,645,949	$ 11,621,907	$ 5,552,387

QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Steel mill flat-rolled products	$ 63,889,524	$ 56,123,028	$ 76,783,963	$ 68,689,567	$ 265,486,082	$ 341,778,295	$ 253,866,337
Cost of revenue	(57,037,147)	(47,331,341)	(56,975,825)	(47,196,745)	(208,541,058)	(240,199,678)	(177,869,648)
Gross Profit	6,852,377	8,791,687	19,808,138	21,492,822	56,945,024	101,578,617	75,996,689
Operating expenses:
General and administrative expenses	(5,738,929)	(2,548,672)	(2,511,170)	(2,369,361)	(13,168,132)	(10,707,418)	(7,795,722)
Selling and marketing expenses	(457,768)	(374,818)	(506,711)	(107,086)	(1,446,383)	(1,634,232)	(1,251,091)
Warrant compensation expenses						(5,700,000)
Total operating expenses	(6,196,697)	(2,923,490)	(3,017,881)	(2,476,447)	(14,614,515)	(18,041,650)	(9,046,813)
Operating income	655,680	5,868,197	16,790,257	19,016,375	42,330,509	83,536,967	66,949,876
Other income and (expense):
Interest income	1,092,002	1,233,910	624,578	626,251	3,576,741	1,913,091	1,087,178
Interest expenses	(2,063,684)	(3,105,412)	(2,028,459)	(1,030,917)	(8,228,472)	(6,470,126)	(5,286,727)
Sundry income	146,525	21,310	24,911	158,737	351,483	602,247	270,240
Income before income taxes	(169,477)	4,018,005	15,411,287	18,770,446	38,030,261	79,582,179	63,020,567
Income tax expense	(364,906)	(1,636,419)	(5,136,010)	(4,759,838)	(11,897,173)	(21,961,627)	(15,937,143)
Net income	$ (534,383)	$ 2,381,586	$ 10,275,277	$ 14,010,608	$ 26,133,088	$ 57,620,552	$ 47,083,424
Net income per share
-Basic	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.07
-Diluted	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.01
Weighted average common shares outstanding
- Basic	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	43,891,670
- Diluted	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	46,655,721